UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company 2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Global Tail Risk ETF (FAIL)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Cannabis ETF (TOKE)

Cambria Global Real Estate ETF (BLDG)

Semi-Annual Report

October 31, 2021

Cambria Investment Management

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Shareholder Yield ETF
Financials	26.33%
Consumer Discretionary	23.35%
Materials	13.76%
Industrials	10.93%
Energy	7.92%
Information Technology	7.36%
Health Care	3.57%
Communication Services	3.22%
Consumer Staples	2.50%
Utilities	1.06%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Shareholder Yield ETF	Shares	Value
Common Stocks (99.14%)

Communication Services (3.19%)
AMC Networks, Inc., Class A(a)(b)	61,281	$2,438,371
Discovery, Inc., Class C(a)	80,289	1,811,320
Fox Corp., Class B	71,379	2,638,168
Lumen Technologies, Inc.(b)	253,836	3,010,495
		9,898,354
Consumer Discretionary (23.15%)
Abercrombie & Fitch Co., Class A(a)	68,698	2,716,319
Advance Auto Parts, Inc.	16,830	3,795,502
AutoNation, Inc.(a)	31,977	3,873,054
Bed Bath & Beyond, Inc.(a)(b)	115,444	1,620,834
Big 5 Sporting Goods Corp.(b)	101,822	2,462,056
Big Lots, Inc.(b)	53,361	2,361,224
Brunswick Corp.	29,007	2,700,262
Buckle, Inc.(b)	87,516	3,642,416
Citi Trends, Inc.(a)	42,075	3,254,922
Dillard's, Inc., Class A(b)	29,403	6,796,209
Foot Locker, Inc.	44,055	2,100,102
Haverty Furniture Cos., Inc.(b)	81,675	2,344,072
Hibbett, Inc.(b)	34,006	2,633,425
LKQ Corp.	53,018	2,920,231
Penske Automotive Group, Inc.	36,729	3,895,110
PulteGroup, Inc.	62,469	3,003,510
Qurate Retail, Inc., Series A	266,211	2,779,243
Smith & Wesson Brands, Inc.	182,853	3,931,340
Sturm Ruger & Co., Inc.(b)	39,798	3,139,266

	Shares	Value
Consumer Discretionary (continued)
Toll Brothers, Inc.	83,655	$5,033,521
Tri Pointe Homes, Inc.(a)	129,690	3,137,201
Whirlpool Corp.	17,424	3,673,502
		71,813,321
Consumer Staples (2.48%)
Nu Skin Enterprises, Inc., Class A(b)	65,142	2,615,451
Tyson Foods, Inc., Class A	34,749	2,778,878
Walgreens Boots Alliance, Inc.	48,708	2,290,250
		7,684,579
Energy (7.86%)
Chevron Corp.	24,057	2,754,286
CVR Energy, Inc.	143,847	2,757,547
Delek US Holdings, Inc.(a)	6	117
Helmerich & Payne, Inc.	104,841	3,254,265
HollyFrontier Corp.	80,982	2,737,191
Murphy Oil Corp.	224,433	6,245,970
Oasis Petroleum, Inc.	28,616	3,451,089
Valero Energy Corp.(b)	40,887	3,161,792
		24,362,257
Financials (26.10%)
Aflac, Inc.	48,312	2,592,905
Allstate Corp.	22,374	2,766,993
Ally Financial, Inc.	55,638	2,656,158
Ameriprise Financial, Inc.	11,979	3,619,215
Assured Guaranty, Ltd.	59,499	3,306,954
Cathay General Bancorp	72,864	3,074,132
Citizens Financial Group, Inc.	54,945	2,603,294
Comerica, Inc.	41,877	3,563,314
Discover Financial Services	24,849	2,815,889
Federated Hermes, Inc.	86,922	2,895,372
Hilltop Holdings, Inc.	88,407	3,133,144
Hope Bancorp, Inc.	197,208	2,877,265
Investors Bancorp, Inc.	202,851	3,103,620
JPMorgan Chase & Co.	15,840	2,691,058
Lincoln National Corp.	41,580	2,999,997
MetLife, Inc.	41,382	2,598,790
PacWest Bancorp	76,824	3,646,835
PNC Financial Services Group, Inc.	13,860	2,924,876
SLM Corp.	157,410	2,888,473
Sterling Bancorp	129,690	3,300,611
SVB Financial Group(a)	5,200	3,730,480
Synchrony Financial	61,281	2,846,502
Unum Group	89,496	2,279,463
US Bancorp	46,629	2,814,993
Voya Financial, Inc.	40,095	2,797,428

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	1

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Financials (continued)
Webster Financial Corp.	53,757	$3,008,242
Zions Bancorp NA	54,252	3,417,333
		80,953,336
Health Care (3.54%)
Biogen, Inc.(a)	10,791	2,877,744
McKesson Corp.	13,266	2,757,736
Quest Diagnostics, Inc.	17,836	2,617,968
Universal Health Services, Inc., Class B	22,077	2,739,756
		10,993,204
Industrials (10.83%)
Acuity Brands, Inc.	19,305	3,965,826
Boise Cascade Co.	46,332	2,623,318
Cummins, Inc.	10,989	2,635,602
Eaton Corp. PLC	21,384	3,523,228
ManpowerGroup, Inc.	24,849	2,401,656
MSC Industrial Direct Co., Inc., Class A(b)	27,918	2,347,066
nVent Electric PLC	90,189	3,197,200
Quanta Services, Inc.	34,749	4,214,359
Ryder System, Inc.	33,908	2,880,484
Snap-on, Inc.	12,177	2,474,731
Veritiv Corp.(a)	31,066	3,332,450
		33,595,920
Information Technology (7.30%)
Apple, Inc.	32,472	4,864,306
Arrow Electronics, Inc.(a)	23,265	2,692,924
HP, Inc.	95,634	2,900,579
Intel Corp.	56,133	2,750,517
Juniper Networks, Inc.	99,297	2,931,248
Sanmina Corp.(a)	67,815	2,560,016
Western Union Co.(b)	99,792	1,818,210
Xerox Holdings Corp.	119,493	2,126,975
		22,644,775
Materials (13.64%)
Cabot Corp.	57,123	3,047,512
Domtar Corp.(a)	81,180	4,431,616
DuPont de Nemours, Inc.	41,382	2,880,187
Huntsman Corp.	93,258	3,038,346
International Paper Co.	48,015	2,384,905
Louisiana-Pacific Corp.	70,587	4,159,692
LyondellBasell Industries NV, Class A	28,215	2,618,916
Nucor Corp.	39,600	4,421,340
Reliance Steel & Aluminum Co.	17,523	2,561,162

	Shares	Value
Materials (continued)
Resolute Forest Products, Inc.	299,673	$3,524,155
Schweitzer-Mauduit International, Inc.	77,157	2,688,150
Steel Dynamics, Inc.	60,192	3,977,487
Sylvamo Corp.(a)	4,365	122,913
Worthington Industries, Inc.	44,946	2,441,467
		42,297,848
Utilities (1.05%)
UGI Corp.	74,943	3,253,276

Total Common Stocks
(Cost $295,331,143)		307,496,870

	Shares	Value
Short-Term Investment (5.31%)
Fidelity Investments Money Market
Treasury Portfolio Institutional
Class, 0.01%(c)(d)	16,458,630	$16,458,630

Total Short-Term Investment
(Cost $16,458,630)		16,458,630

Total Investments (104.45%)
(Cost $311,789,773)		$323,955,500

Liabilities Less Other Assets (-4.45%)		(13,785,647)

Net Assets (100.00%)		$310,169,853

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $25,957,095.
(c)	Rate shown is the 7-day effective yield as of October 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $16,458,630.

The accompanying notes are an integral part of the financial statements.
2	www.cambriafunds.com

Cambria Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Investment Abbreviations:

PLC - Public Limited Company

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	3

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financials	25.52%
Materials	18.50%
Industrials	13.60%
Consumer Discretionary	7.83%
Information Technology	7.60%
Communication Services	7.41%
Consumer Staples	7.01%
Energy	6.73%
Other	1.71%
Real Estate	1.68%
Utilities	1.47%
Health Care	0.94%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Foreign Shareholder Yield ETF	Shares	Value
Common Stocks (95.04%)

Australia (5.99%)
AGL Energy, Ltd.	24,824	$106,814
BHP Group, Ltd.	14,152	389,424
Challenger, Ltd.	85,405	445,865
Downer EDI, Ltd.	83,694	396,639
Fortescue Metals Group, Ltd.	34,394	360,408
Super Retail Group, Ltd.	45,559	443,132
Worley, Ltd.	29,551	240,525
		2,382,807
Belgium (2.14%)
Ageas SA	8,484	412,897
Solvay SA	3,683	437,677
		850,574
Canada (11.82%)
Canadian Natural Resources, Ltd.	11,600	493,019
Canadian Tire Corp., Ltd., Class A	2,900	411,896
Corus Entertainment, Inc., Class B	81,200	368,077
Finning International, Inc.	14,500	429,282
Great-West Lifeco, Inc.	10,161	298,935
Home Capital Group, Inc.(a)	14,500	470,524
Imperial Oil, Ltd.	11,600	392,728
Labrador Iron Ore Royalty Corp.	16,948	490,665
Mullen Group, Ltd.	37,700	389,916
Suncor Energy, Inc.	11,600	305,090

	Shares	Value
Canada (continued)
Teck Resources, Ltd	23,200	$647,485
		4,697,617
Denmark (1.42%)
Scandinavian Tobacco Group A/S, Class A(b)	25,085	563,682

Finland (1.08%)
Sampo Oyj(a)	8,091	430,248

France (5.80%)
AXA SA	14,355	417,516
Carrefour SA	21,112	382,068
Cie de Saint-Gobain	5,655	389,355
Metropole Television SA	17,110	376,992
Nexity SA	7,627	348,089
Rexel SA	19,778	392,336
		2,306,356
Germany (4.21%)
DWS Group GmbH & Co. KGaA(b)	6,467	279,747
Evonik Industries AG	10,817	350,375
Freenet AG	16,356	421,261
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,095	620,472
		1,671,855
Great Britain (13.16%)
abrdn PLC	85,173	296,072
Aviva PLC	73,573	397,417
Berkeley Group Holdings PLC	3,802	226,601
BP PLC	85,231	408,484
British American Tobacco PLC	10,759	374,953
Direct Line Insurance Group PLC	65,079	260,423
Legal & General Group PLC	88,110	348,364
Man Group PLC	199,404	635,025
Mondi PLC	15,167	378,812
Persimmon PLC	9,425	350,971
Quilter PLC(b)	133,545	284,379
Rio Tinto PLC	7,894	492,686
Tate & Lyle PLC	37,961	336,750
WPP PLC	30,508	440,898
		5,231,835
Hong Kong (8.10%)
China Resources Cement Holdings, Ltd.	188,500	158,931
Kingboard Holdings, Ltd.	72,500	317,284

The accompanying notes are an integral part of the financial statements.

4	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Hong Kong (continued)
Kingboard Laminates Holdings, Ltd.	226,200	$354,687
Kunlun Energy Co., Ltd.	490,100	448,495
Lee & Man Paper Manufacturing, Ltd.	406,000	304,741
New World Development Co., Ltd.	66,700	289,329
PC Partner Group, Ltd.	406,000	515,555
Shougang Fushan Resources Group, Ltd.	2,146,000	565,426
VTech Holdings, Ltd.	34,800	267,692
		3,222,140
Italy (3.63%)
Anima Holding SpA(b)	72,529	384,843
Eni SpA	27,492	394,209
Unipol Gruppo SpA	67,048	385,213
UnipolSai Assicurazioni SpA	96,454	279,199
		1,443,464
Japan (18.91%)
Aozora Bank, Ltd.	14,500	331,538
Asahi Holdings, Inc.	20,300	362,096
Dai Nippon Printing Co., Ltd.	14,500	357,491
Dai-ichi Life Holdings, Inc.	20,300	427,729
Daiwabo Holdings Co., Ltd.	23,200	406,903
H.U. Group Holdings, Inc.	14,500	356,855
Isuzu Motors, Ltd.	29,000	389,041
Japan Tobacco, Inc.	14,500	284,402
Kewpie Corp.	17,400	380,899
Marubeni Corp.	43,500	366,854
Mixi, Inc.	14,500	331,410
Nippon Carbon Co., Ltd.	8,700	335,481
Nippon Electric Glass Co., Ltd.	17,400	443,034
Nippon Yusen KK	8,700	624,400
Nishimatsu Construction Co., Ltd.	11,600	334,337
Nitto Denko Corp.	5,800	451,889
Sumitomo Rubber Industries, Ltd.	29,000	356,473
Tama Home Co., Ltd.(c)	14,500	298,333
Ube Industries, Ltd.	17,400	323,650
Yamato Holdings Co., Ltd.	14,500	355,837
		7,518,652
Luxembourg (3.26%)
APERAM SA	8,207	489,356
ArcelorMittal SA	13,108	444,585
RTL Group SA	6,264	361,191
		1,295,132
Netherlands (5.93%)
Aegon NV	82,447	417,930

	Shares	Value
Netherlands (continued)
ASR Nederland NV	8,976	$419,824
Boskalis Westminster	12,093	360,672
Flow Traders(b)	8,990	305,123
Koninklijke Ahold Delhaize NV	10,121	329,118
NN Group NV	9,802	524,858
		2,357,525
New Zealand (1.03%)
Fletcher Building, Ltd.	79,547	408,714

Norway (1.39%)
Telenor ASA	14,648	231,218
Yara International ASA	6,177	322,308
		553,526
Singapore (1.43%)
UMS Holdings, Ltd.	580,000	567,742

Spain (0.78%)
Repsol SA	24,273	310,227

Sweden (1.89%)
Betsson AB	69,716	485,447
Telia Co. AB(c)	67,807	266,830
		752,277

Switzerland (3.07%)
Ferrexpo PLC	70,412	300,650
Holcim, Ltd.	7,105	354,707
Zurich Insurance Group AG	1,276	565,671
		1,221,028

Total Common Stocks
(Cost $35,893,659)		37,785,401

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	5

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Short-Term Investment (1.05%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)	417,830	$417,830

Total Short-Term Investment
(Cost $417,830)		417,830

Total Investments (96.09%)
(Cost $36,311,489)		$38,203,231

Other Assets Less Liabilities (3.91%)		1,555,581

Net Assets (100.00%)		$39,758,812

Percentages based on Net Assets.

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the fair value of securities restricted under Rule 144A in the aggregate was $1,817,774, representing 4.57% of net assets.

(c)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $394,349.
(d)	Rate shown is the 7-day effective yield as of October 31, 2021.

(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $417,830.

Investment Abbreviations:

GmbH - German Company with limited liability

KGaA - German Master Limited Partnership

Oyj - Finnish public stock company

PLC - Public Limited Company

SpA - Italian Public Limited Company

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
6	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Global Value ETF
Financials	27.87%
Materials	16.59%
Utilities	16.03%
Energy	9.58%
Other	8.71%
Consumer Staples	7.03%
Industrials	5.73%
Consumer Discretionary	3.44%
Real Estate	2.68%
Communication Services	2.34%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Value ETF	Shares	Value
Common Stocks (87.81%)

Austria (9.28%)
BAWAG Group AG(a)	34,884	$2,195,750
Erste Group Bank AG	21,594	926,117
Erste Group Bank AG(b)	28,302	1,214,999
IMMOFINANZ AG	51,624	1,236,517
Raiffeisen Bank International AG	54,864	1,604,600
UNIQA Insurance Group AG	131,112	1,220,105
Voestalpine AG	43,848	1,664,607
Wienerberger AG	54,648	1,934,364
		11,997,059

Chile (5.14%)
Banco de Credito e Inversiones SA	29,604	996,888
CAP SA	202,068	2,000,063
Cencosud SA	787,536	1,152,020
Cia Cervecerias Unidas SA	127,116	1,065,009
Colbun SA	6,459,048	445,424
Empresa Nacional de Telecomunicaciones SA	178,632	612,421
Latam Airlines Group SA(b)	252,936	369,159
		6,640,984

Czech Republic (9.00%)
CEZ AS	129,384	4,271,291
Komercni Banka AS(b)	64,368	2,497,468
Moneta Money Bank AS(a)(b)	792,072	3,096,414
Philip Morris CR AS	2,484	1,765,360
		11,630,533
	Shares	Value
Great Britain (6.87%)
Aviva PLC	185,436	$1,001,664
Barratt Developments PLC	97,308	882,923
Direct Line Insurance Group PLC	249,264	997,465
J Sainsbury PLC	297,432	1,218,710
Kingfisher PLC	210,060	963,051
Legal & General Group PLC	273,456	1,081,175
M&G PLC	345,924	945,882
Persimmon PLC	23,760	884,781
Phoenix Group Holdings PLC	101,088	908,367
		8,884,018

Greece (7.99%)
FF Group(b)(c)	25,407	0
Hellenic Petroleum SA	134,676	927,887
Hellenic Telecommunications
Organization SA	91,800	1,623,652
JUMBO SA	52,121	773,636
Karelia Tobacco Co. Inc SA	4,605	1,501,197
Motor Oil Hellas Corinth Refineries SA(b)	99,792	1,693,482
Mytilineos SA	89,424	1,630,214
Public Power Corp. SA(b)	200,772	2,175,871
		10,325,939

Poland (12.53%)
Alior Bank SA(b)	205,848	3,248,453
Bank Polska Kasa Opieki SA	38,772	1,280,366
Eurocash SA	140,508	346,898
Grupa Lotos SA(b)	62,671	973,606
Jastrzebska Spolka Weglowa SA(b)(d)	227,988	2,960,104
KGHM Polska Miedz SA	41,580	1,598,730
PGE Polska Grupa Energetyczna SA(b)	455,436	1,119,626
Polski Koncern Naftowy ORLEN SA	43,308	934,189
Powszechna Kasa Oszczednosci Bank Polski SA(b)	112,212	1,372,538
Santander Bank Polska SA	11,124	1,033,033
Tauron Polska Energia SA(b)	1,620,457	1,334,659
		16,202,202

Portugal (6.37%)
Altri SGPS SA	55,216	357,447
Corticeira Amorim SGPS SA	140,015	1,952,004
Energias de Portugal SA	349,522	1,973,372
Galp Energia SGPS SA	98,013	1,018,823
Greenvolt-Energias Renovaveis SA(b)	994	7,837
Jeronimo Martins SGPS SA	32,236	730,392
Mota-Engil SGPS SA(b)(d)	191,160	298,325

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	7

Cambria Global Value ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Portugal (continued)
Navigator Co. SA	262,764	$1,026,695
NOS SGPS SA	162,540	633,963
REN - Redes Energeticas Nacionais SGPS SA	80,178	244,227
		8,243,085

Russia (9.98%)
Alrosa PJSC	1,311,552	2,310,929
Gazprom Neft PJSC	347,760	2,477,080
Gazprom PJSC	387,396	1,912,132
Rosneft Oil Co. PJSC	205,632	1,846,403
Sberbank of Russia PJSC	298,673	1,500,200
Severstal PAO	86,184	1,958,354
Unipro PJSC	23,284,368	895,938
		12,901,036

Singapore (6.88%)
CapitaLand Integrated Commercial Trust	65,148	103,869
Capitaland Investment, Ltd.(b)	421,200	1,074,474
City Developments, Ltd.	162,000	879,377
ComfortDelGro Corp., Ltd.	583,200	674,669
Golden Agri-Resources, Ltd.	4,480,540	880,492
Jardine Cycle & Carriage, Ltd.	43,200	720,801
Oversea-Chinese Banking Corp., Ltd.	129,600	1,134,060
SATS, Ltd.(b)	291,600	906,047
Sembcorp Industries, Ltd.	486,000	724,405
Sembcorp Marine, Ltd.(b)	2,386,746	139,824
Singapore Airlines, Ltd.(b)	151,200	583,048
United Overseas Bank, Ltd.	54,000	1,071,190
		8,892,256

Spain (7.78%)
Acciona SA	6,930	1,328,240
Banco Bilbao Vizcaya Argentaria SA	112,044	785,169
Banco Santander SA(d)	155,636	589,493
CaixaBank SA	223,927	643,268
Enagas SA	36,746	824,295
Endesa SA	43,428	1,001,296
Ferrovial SA	25,057	789,612
Iberdrola SA	165,600	1,955,499
Mapfre SA	343,489	726,844
Naturgy Energy Group SA(d)	53,924	1,416,904
		10,060,620

Turkey (5.99%)
Akbank TAS	910,141	554,756
Eregli Demir ve Celik Fabrikalari TAS	653,924	1,339,272
Haci Omer Sabanci Holding AS	654,666	757,217

	Shares	Value
Turkey (continued)
KOC Holding AS	348,999	$855,981
Petkim Petrokimya Holding AS(b)	1,915,064	1,300,746
Turkiye Halk Bankasi AS(b)	942,631	434,352
Turkiye Is Bankasi AS, Class C	987,278	578,154
Turkiye Sise ve Cam Fabrikalari AS	900,722	811,343
Turkiye Vakiflar Bankasi TAO, Class D(b)	955,707	341,963
Yapi ve Kredi Bankasi AS	2,716,135	771,276
		7,745,060

Total Common Stocks
(Cost $106,517,960)		113,522,792

	Shares	Value
Exchange Traded Funds (7.35%)

Colombia (7.35%)

Equity ETF (7.35%)
iShares® MSCI Colombia ETF*(d)	869,500	9,499,288

Total Exchange Traded Funds
(Cost $7,027,693)		9,499,288

	Shares	Value
Short-Term Investment (1.52%)
Fidelity Investments Money Market
Treasury Portfolio Institutional Class, 0.01%(e)(f)	1,967,547	$1,967,547

Total Short-Term Investment
(Cost $1,967,547)		1,967,547

Total Investments (96.68%)
(Cost $115,513,200)		$124,989,627

Other Assets Less Liabilities (3.32%)		4,292,445

Net Assets (100.00%)		$129,282,072

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
8	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
October 31, 2021 (Unaudited)

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the fair value of securities restricted under Rule 144A in the aggregate was $5,292,164, representing 4.09% of net assets.
(b)	Non-income producing security.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $1,861,750.
(e)	Rate shown is the 7-day effective yield as of October 31, 2021.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $1,967,547.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

PLC - Public Limited Company

MSCI - Morgan Stanley Capital International

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	9

Cambria Global Value ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at October 31, 2021	Shares at October 31, 2021	Dividends
iShares MSCI
Colombia ETF	$8,347,450	$177,704	$(74,865)	$1,037,665	$11,334	$9,499,288	869,500	$33,319
	$8,347,450	$177,704	$(74,865)	$1,037,665	$11,334	$9,499,288	869,500	$33,319

Cambria Global Value ETF

		Level 2 -
		Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investments in Securities at	and Unadjusted	Observable	Unobservable
Value	Prices	Inputs	Inputs(1)	Total
Common Stocks
Austria	$11,997,059	–	$–	11,997,059
Chile	6,640,984	–	–	6,640,984
Czech Republic	11,630,533	–	–	11,630,533
Great Britain	8,884,018	–	–	8,884,018
Greece	10,325,939	–	–	10,325,939
Poland	16,202,202	–	–	16,202,202
Portugal	8,243,085	–	–	8,243,085
Russia	12,901,036	–	–	12,901,036
Singapore	8,892,256	–	–	8,892,256
Spain	10,060,620	–	–	10,060,620
Turkey	7,745,060	–	–	7,745,060

Exchange Traded Funds
Colombia	9,499,288	–	–	9,499,288
Short-Term Investment	1,967,547	–	–	1,967,547
Total	$124,989,627	$–	$–	$124,989,627

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.
10	www.cambriafunds.com

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Momentum ETF	Shares	Value
Exchange Traded Funds (99.44%)
Global (27.73%)
Commodity ETF (15.03%)
Invesco DB Base Metals Fund(a)	206,759	$4,428,777
Invesco DB Energy Fund(a)	272,445	4,969,397
		9,398,174
Equity ETF (12.70%)
Cambria Global Real Estate ETF*(b)	131,692	4,295,582
Cambria Global Value ETF*(b)	151,525	3,645,692
		7,941,274
International (14.35%)
Equity ETF (14.35%)
Cambria Emerging Shareholder Yield ETF*(b)	142,248	5,078,182
Cambria Foreign Shareholder Yield ETF*(b)	140,941	3,891,381
		8,969,563
North America (7.31%)
Commodity ETF (7.31%)
iShares® Global Energy ETF(b)	157,358	4,571,250

United States (50.05%)

Commodity ETF (6.94%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	196,021	4,337,945

Equity ETF (43.11%)
Cambria Shareholder Yield ETF*(b)	161,228	10,113,833
Cambria Value and Momentum ETF*	310,429	7,816,602
Vanguard® Small-Cap ETF(b)	19,229	4,412,863
Vanguard® Small-Cap Value ETF(b)	26,035	4,607,414
		26,950,712

	Shares	Value
Equity ETF (continued)

Total Exchange Traded Funds
(Cost $51,528,879)		$62,168,918

	Shares	Value
Short-Term Investment (10.47%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	6,547,246	$6,547,246

Total Short-Term Investment
(Cost $6,547,246)	6,547,246

Total Investments (109.91%)
(Cost $58,076,125)	$68,716,164

Liabilities Less Other Assets (-9.91%)	(6,199,444)

Net Assets (100.00%)	$62,516,720

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $6,382,163.
(c)	Rate shown is the 7-day effective yield as of October 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $6,547,246.

Investment Abbreviations:

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	11

Cambria Global Momentum ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2021 are as follows:

				Change in
				Unrealized		Value at	Shares at
	Value at	Purchases	Proceeds	Appreciation/	Realized	October 31,	October 31,
Security Name	April 30, 2021	at Cost	from Sales	(Depreciation)	Gain/(Loss)	2021	2021	Dividends
Cambria Emerging Shareholder Yield ETF	$5,783,508	$125,240	$(252,485)	$(632,156)	$54,075	$5,078,182	142,248	$256,579
Cambria Foreign Shareholder Yield ETF	4,020,942	94,724	(187,660)	(62,093)	25,468	3,891,381	140,941	145,977
Cambria Global Real Estate ETF	–	4,449,037	(102,332)	(47,492)	(3,631)	4,295,582	131,692	19,932
Cambria Global Value ETF	3,553,933	88,828	(174,534)	166,842	10,623	3,645,692	151,525	77,667
Cambria Shareholder Yield ETF	10,330,758	252,592	(488,925)	(183,083)	202,491	10,113,833	161,228	88,682
Cambria Value and Momentum ETF	3,875,793	4,039,263	(360,076)	246,552	15,070	7,816,602	310,429	29,869
	$27,564,934	$9,049,684	$(1,566,012)	$(511,430)	$304,096	$34,841,272	1,038,063	$618,706

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
12	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Global Asset Allocation ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Asset Allocation ETF	Shares	Value
Exchange Traded Funds (99.18%)
Global (16.08%)
Commodity ETF (0.90%)
Graniteshares Gold Trust(a)(b)	26,697	$472,270

Equity ETF (14.75%)
Alpha Architect Value Momentum Trend ETF	34,254	948,264
Cambria Global Real Estate ETF*	120,054	3,915,969
Cambria Global Value ETF*	118,800	2,858,328
		7,722,561
Fixed Income ETF (0.43%)
Cambria Global Tail Risk Bond ETF*(a)	10,072	224,203

International (32.36%)
Equity ETF (16.50%)
Alpha Architect International Quantitative Momentum ETF(b)	35,079	1,233,241
Cambria Emerging Shareholder Yield ETF*(b)	141,669	5,057,512
Cambria Foreign Shareholder Yield ETF*	85,173	2,351,627
		8,642,380
Fixed Income ETF (15.86%)
SPDR® FTSE International Government Inflation- Protected Bond ETF(b)	25,311	1,398,686
VanEck Emerging Markets High Yield Bond ETF	77,550	1,771,242
VanEck International High Yield Bond ETF	38,709	947,360
VanEck J. P. Morgan EM Local Currency Bond ETF	67,584	1,989,673

	Shares	Value
Fixed Income ETF (continued)
Vanguard® Total International Bond ETF(b)	38,808	$2,199,249
		8,306,210
United States (50.74%)

Commodity ETF (9.24%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	218,691	4,839,632

Equity ETF (18.78%)
Alpha Architect US Quantitative Momentum ETF(a)(b)	42,207	2,214,268
Cambria Shareholder Yield ETF*	81,939	5,140,033
Cambria Value and Momentum ETF*	98,439	2,478,694
		9,832,995
Fixed Income ETF (22.72%)
iShares® Short Treasury Bond ETF(b)	8,283	914,774
Schwab US TIPS Bond ETF	24,717	1,556,677
Vanguard® Intermediate-Term Corporate Bond ETF(b)	15,939	1,496,513
Vanguard® Intermediate-Term Government Bond ETF	27,489	1,841,763
Vanguard® Long-Term Treasury Bond ETF(b)	19,371	1,728,474
Vanguard® Short-Term Corporate Bond ETF	11,682	956,522
Vanguard® Total Bond Market ETF	39,897	3,406,406
		11,901,129
Total Exchange Traded Funds
(Cost $45,035,132)		51,941,380

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	13

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Short-Term Investment (10.23%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	5,358,978	$5,358,978

Total Short-Term Investment
(Cost $5,358,978)		5,358,978

Total Investments (109.41%)
(Cost $50,394,110)		$57,300,358

Liabilities Less Other Assets (-9.41%)
		(4,930,279)

Net Assets (100.00%)		$52,370,079

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $5,209,068.
(c)	Rate shown is the 7-day effective yield as of October 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $5,358,978.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
14	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2021 are as follows:

Security Name	Value at April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at October 31, 2021	Shares at October 31, 2021	Dividends
Cambria Emerging Shareholder Yield ETF	$5,622,843	$168,510	$(152,402)	$(611,337)	$29,898	$5,057,512	141,669	$259,491
Cambria Foreign Shareholder Yield ETF	2,372,077	73,351	(69,868)	(26,853)	2,920	2,351,627	85,173	89,521
Cambria Global Real Estate ETF	3,801,330	118,104	(115,498)	86,905	25,128	3,915,969	120,054	96,858
Cambria Global Tail Risk ETF	235,634	–	–	(11,431)	–	224,203	10,072	–
Cambria Global Value ETF	2,720,057	85,068	(83,304)	132,696	3,811	2,858,328	118,800	61,593
Cambria Shareholder Yield ETF	5,125,284	158,292	(153,549)	(69,435)	79,441	5,140,033	81,939	45,789
Cambria Value and Momentum ETF	2,271,007	72,595	(72,294)	181,882	25,504	2,478,694	98,439	9,609
	$22,148,232	$675,920	$(646,915)	$(317,573)	$166,702	$22,026,366	656,146	$562,861

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	15

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Value and Momentum ETF
Financials	25.48%
Consumer Discretionary	21.61%
Energy	14.85%
Materials	13.04%
Industrials	12.29%
Health Care	4.89%
Information Technology	3.85%
Consumer Staples	2.27%
Communication Services	0.88%
Real Estate	0.84%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Value and Momentum ETF	Shares	Value
Common Stocks (93.68%)
Communication Services (0.83%)
IDT Corp.(a)	4,085	$197,592

Consumer Discretionary (20.25%)
Bed Bath & Beyond, Inc.(a)(b)	7,749	108,796
Big 5 Sporting Goods Corp.(b)	15,118	365,553
Buckle, Inc.(b)	5,510	229,326
Century Communities, Inc.	2,793	187,299
Citi Trends, Inc.(a)(b)	2,128	164,622
Container Store Group, Inc.(a)	10,317	114,106
Dick's Sporting Goods, Inc.	1,311	162,839
Dillard's, Inc., Class A	1,824	421,599
Ethan Allen Interiors, Inc.	5,966	138,471
G-III Apparel Group, Ltd.(a)	5,377	154,105
Green Brick Partners, Inc.(a)	6,315	164,506
Group 1 Automotive, Inc.	1,083	194,723
Haverty Furniture Cos., Inc.	4,921	141,233
Hibbett, Inc.	3,402	263,451
Hovnanian Enterprises, Inc., Class A(a)	1,653	139,282
Kohl's Corp.	3,230	156,752
Macy's, Inc.	7,733	204,693
MarineMax, Inc.(a)	3,211	166,298
Movado Group, Inc.	5,434	180,952
Rent-A-Center, Inc., Class A	4,160	221,562
Shoe Carnival, Inc.	4,750	160,882
Smith & Wesson Brands, Inc.	8,549	183,803
	Shares	Value

Consumer Discretionary (continued)
TravelCenters of America, Inc.(a)	5,529	$298,068
Vista Outdoor, Inc.(a)	7,108	297,399
		4,820,320
Consumer Staples (2.13%)
Sanderson Farms, Inc.	950	179,978
United Natural Foods, Inc.(a)	7,547	327,464
		507,442
Energy (13.91%)
Antero Resources Corp.(a)	14,900	296,063
Centennial Resource Development, Inc., Class A(a)	36,917	265,802
CONSOL Energy, Inc.(a)	7,201	198,099
Green Plains, Inc.(a)	7,353	279,046
Marathon Oil Corp.	14,269	232,870
Matador Resources Co.	12,800	535,680
Oasis Petroleum, Inc.	1,881	226,849
Ovintiv, Inc.	12,592	472,452
Patterson-UTI Energy, Inc.	22,325	191,102
PDC Energy, Inc.	3,876	202,754
SandRidge Energy, Inc.(a)(b)	15,827	202,586
Whiting Petroleum Corp.(a)	3,211	209,132
		3,312,435
Financials (23.87%)
Ally Financial, Inc.	3,496	166,899
American Financial Group, Inc.	1,406	191,272
American National Group, Inc.	931	176,620
Berkshire Hills Bancorp, Inc.	6,422	174,357
Cadence Bank	5,014	145,509
Capital One Financial Corp.	1,121	169,305
CIT Group, Inc.	3,382	167,510
CNO Financial Group, Inc.	6,645	160,410
Cowen, Inc.	5,629	212,382
Customers Bancorp, Inc.(a)	5,244	279,453
Donnelley Financial Solutions, Inc.(a)	6,213	238,082
Great Western Bancorp, Inc.	5,282	179,852
Hanmi Financial Corp.	8,455	187,616
Jefferies Financial Group, Inc.	4,864	209,152
Meta Financial Group, Inc.	4,195	232,571
Morgan Stanley	2,194	225,499
Mr Cooper Group, Inc.(a)	9,977	437,392
PacWest Bancorp	4,256	202,032
Regions Financial Corp.	8,607	203,814
Silvergate Capital Corp., Class A(a)	2,526	395,622
SLM Corp.	8,588	157,590
State Auto Financial Corp.	3,534	181,330

The accompanying notes are an integral part of the financial statements.
16	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Financials (continued)
Sterling Bancorp	6,935	$176,496
Stewart Information Services Corp.	2,527	179,847
SuRo Capital Corp.(b)	9,416	135,025
SVB Financial Group(a)	437	313,504
Synovus Financial Corp.	3,952	184,124
		5,683,265
Health Care (4.58%)
Civitas Solutions, Inc.(a)	7,976	447,772
Community Health Systems, Inc.(a)	11,362	148,842
Fulgent Genetics, Inc.(a)(b)	1,501	124,463
Owens & Minor, Inc.	10,303	369,672
		1,090,749
Industrials (11.51%)
ArcBest Corp.	3,439	308,994
Atkore, Inc.(a)	1,900	179,607
Boise Cascade Co.	3,952	223,762
Infrastructure and Energy Alternatives, Inc.(a)(b)	10,123	112,062
Manitowoc Co., Inc.(a)	8,398	179,969
MasTec, Inc.(a)	1,862	165,960
MYR Group, Inc.(a)	2,489	254,252
Quanta Services, Inc.	3,633	440,610
Resideo Technologies, Inc.(a)	7,559	186,405
RR Donnelley & Sons Co.(a)	41,800	267,520
Veritiv Corp.(a)	3,933	421,893
		2,741,034
Information Technology (3.61%)
Amkor Technology, Inc.	10,965	240,353
Aviat Networks, Inc.(a)	4,902	140,197
Kulicke & Soffa Industries, Inc.	2,755	157,035
SYNNEX Corp.	1,482	155,610
Turtle Beach Corp.(a)	5,788	166,463
		859,658
Materials (12.21%)
AdvanSix, Inc.	6,042	293,641
Alcoa Corp.	6,702	307,957
Alpha Metallurgical Resources, Inc.(a)	3,610	223,062
Domtar Corp.(a)	3,287	179,437
Intrepid Potash, Inc.(a)	5,187	252,659
Louisiana-Pacific Corp.	3,173	186,985
Nucor Corp.	1,843	205,771
Olympic Steel, Inc.	6,194	167,052
Resolute Forest Products, Inc.	18,126	213,162
	Shares	Value
Materials (continued)
Schnitzer Steel Industries, Inc., Class A	4,351	$234,084
Steel Dynamics, Inc.	3,021	199,628
TimkenSteel Corp.(a)	16,454	229,533
United States Steel Corp.	8,151	215,105
		2,908,076
Real Estate (0.78%)
Jones Lang LaSalle, Inc.(a)	722	186,442

Total Common Stocks
(Cost $17,858,954)		22,307,013

	Shares	Value
Short-Term Investment (4.50%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	1,070,627	$1,070,627

Total Short-Term Investment
(Cost $1,070,627)		1,070,627

Total Investments (98.18%)
(Cost $18,929,581)		$23,377,640

Other Assets Less Liabilities (1.82%)		433,577

Net Assets (100.00%)		$23,811,217

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $724,728.
(c)	Rate shown is the 7-day effective yield as of October 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $1,070,627.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	17

Cambria Value and Momentum ETF	Schedule of Investments
October 31, 2021 (Unaudited)

The open futures contracts held by the Fund as of October 31, 2021 are as follows:

Type of	Number of Contracts	Expiration	Notional	Notional	Unrealized
Contract	Short	Date	Amount	Value	Depreciation
S&P® 500 Mini Future	40	Dec-2021	$(8,938,416)	$(9,194,000)	$(255,584)

For the period ended October 31, 2021, the monthly average notional value of the short equity futures contracts held was $(9,933,335) and the ending notional value of the futures contacts was $(9,194,000).

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
18	www.cambriafunds.com

Cambria Global Tail Risk ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Global Tail Risk ETF
Exchange Traded Funds	75.08%
Sovereign Debt	16.51%
Purchased Options	8.41%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Tail Risk ETF	Shares	Value

Exchange Traded Funds (72.91%)
International (27.10%)
Fixed Income ETF (27.10%)
VanEck J. P. Morgan EM Local Currency Bond ETF	24,910	$733,350
Vanguard® Total International Bond ETF	13,635	772,696
		1,506,046
United States (45.81%)
Fixed Income ETF (45.81%)
iShares® 7-10 Year Treasury Bond ETF	10,981	1,258,752
iShares® TIPS Bond ETF(a)	10,000	1,286,700
		2,545,452
Total Exchange Traded Funds
(Cost $4,060,069)		4,051,498

	Currency	Face Amount	Value
Sovereign Debt (16.03%)
Turkey Government Bond,
8.500%, 9/14/2022	TRY	4,641,000	451,356
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	221,167
7.500%, 8/26/2026	COP	812,500,000	218,506
			891,029

Total Sovereign Debt
(Cost $1,530,301)			891,029
		Notional
	Contracts	Amount	Value
Purchased Options (8.16%)
Put Options
MSCI EAFE Index-MXEA US
Expires 12/16/21, Strike
Price $2,100	3	$700,659	$2,085
Expires 03/17/22, Strike
Price $2,150	18	4,203,952	70,920
Expires 06/17/22, Strike
Price $2,200	9	2,101,976	77,265
Expires 09/16/22, Strike
Price $2,200	3	700,659	33,810
MSCI Emerging Markets Index-MXEF US
Expires 12/17/21, Strike
Price $1,300	3	379,426	15,915
Expires 03/18/22, Strike
Price $1,250	20	2,529,508	116,600
Expires 06/17/22, Strike
Price $1,250	9	1,138,278	75,510
Expires 09/15/22, Strike
Price $1,200	7	885,328	61,460

Total Purchased Options
(Cost $678,004)			453,565

	Shares	Value
Short-Term Investment (5.40%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(b)(c)	299,863	$299,863

Total Short-Term Investment
(Cost $299,863)		299,863

Total Investments (102.50%)
(Cost $6,568,237)		$5,695,955

Liabilities Less Other Assets (-2.50%)		(138,649)

Net Assets (100.00%)		$5,557,306

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	19

Cambria Global Tail Risk ETF	Schedule of Investments
October 31, 2021 (Unaudited)

(a)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $295,941.
(b)	Rate shown is the 7-day effective yield as of October 31, 2021.
(c)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $299,863.

Currency Abbreviations:

COP — Colombian Peso

TRY— Turkish Lira

Investment Abbreviations:

EAFE - Europe, Australasia and Far East

ETF - Exchange Traded Funds

MSCI - Morgan Stanley Capital International

MXEA - Ticker for MSCI EAFE Index

MXEF - Ticker for MSCI Emerging Markets Index

TIPS - Treasury Inflation Protected Security

Cambria Global Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$4,051,498	$–	$–	$4,051,498
Sovereign Debt	–	891,029	–	891,029
Short-Term Investment	299,863	–	–	299,863
Total	$4,351,361	$891,029	$–	$5,242,390
Other Financial Instruments
Purchased Options	$453,565	$–	$–	$453,565
Total	$453,565	$–	$–	$453,565

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1 or Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
20	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Emerging Shareholder Yield ETF
Materials	28.33%
Information Technology	23.03%
Industrials	12.69%
Consumer Discretionary	11.54%
Energy	8.70%
Financials	4.75%
Utilities	3.99%
Consumer Staples	3.14%
Real Estate	1.48%
Communication Services	0.98%
Other	0.78%
Health Care	0.59%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Emerging Shareholder Yield ETF	Shares	Value
Common Stocks (97.05%)
Australia (1.34%)
BHP Group PLC	43,296	$1,140,974

Brazil (0.78%)
Camil Alimentos SA	384,000	662,702

China (16.55%)
Angang Steel Co., Ltd., Class H	1,632,000	878,874
Anhui Conch Cement Co., Ltd., Class H	96,000	477,502
Bank of Communications Co., Ltd., Class H	960,000	571,274
China Hongqiao Group, Ltd.	638,400	709,744
China Lilang, Ltd.	960,000	546,597
China Medical System Holdings, Ltd.	288,000	490,827
China Petroleum & Chemical Corp., ADR	9,399	457,543
China Sanjiang Fine Chemicals Co., Ltd.	1,790,400	538,466
China Shenhua Energy Co., Ltd., Class H	336,000	723,779
Fufeng Group, Ltd.	1,344,000	464,669
Greatview Aseptic Packaging Co., Ltd.	1,344,000	552,767
	Shares	Value
China (continued)
Greenland Hong Kong Holdings, Ltd.	2,064,000	$440,362
Greentown Management Holdings Co., Ltd.(a)(b)	1,680,000	829,150
JNBY Design, Ltd.(b)	456,000	765,421
Lonking Holdings, Ltd.	2,064,000	604,835
Qingdao Port International Co., Ltd., Class H(a)(b)	960,000	482,437
Shenzhen Expressway Co., Ltd., Class H	672,000	633,090
Sinopec Shanghai Petrochemical Co., Ltd., ADR	16,474	384,833
Sinotruk Hong Kong, Ltd.	360,000	496,935
Tianneng Power International, Ltd.(c)	288,000	329,069
Xinte Energy Co., Ltd.(c)	307,200	989,057
Yanzhou Coal Mining Co., Ltd., Class H	768,000	1,139,094
Zhejiang Expressway Co., Ltd., Class H	672,000	596,815
		14,103,140

Colombia (0.75%)
Banco De Bogota Sa	31,920	643,361

Czech Republic (0.95%)
O2 Czech Republic AS	70,608	810,903

India (9.92%)
Balrampur Chini Mills, Ltd.(d)	234,816	1,025,265
Cosmo Films, Ltd.	42,144	890,142
GHCL, Ltd.	139,392	785,835
HSIL, Ltd.	339,072	1,077,695
Phillips Carbon Black, Ltd.(d)	343,824	1,009,231
Polyplex Corp., Ltd.	58,416	1,315,430
Redington India, Ltd.	575,328	1,104,077
Vedanta, Ltd.	305,520	1,240,338
		8,448,013
Russia (16.05%)
Alrosa PJSC	431,040	759,484
Beluga Group PJSC	16,272	906,582
Federal Grid Co. Unified Energy System PJSC	262,560,000	686,606
Gazprom Neft PJSC	178,560	1,271,876
Gazprom PJSC	338,400	1,670,294
Inter RAO UES PJSC	8,832,000	598,517
LUKOIL PJSC	13,728	1,401,796

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	21

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Russia (continued)
Magnitogorsk Iron & Steel Works PJSC	1,248,000	$1,164,870
Novolipetsk Steel PJSC	366,720	1,156,890
OGK-2 PJSC	75,360,000	744,060
Sberbank of Russia PJSC	221,280	1,111,464
Severstal PAO	68,160	1,548,796
Unipro PJSC	16,992,000	653,820
		13,675,055
South Africa (9.52%)
AECI, Ltd.	132,432	974,491
African Rainbow Minerals, Ltd.	121,536	1,619,393
Exxaro Resources, Ltd.	47,472	519,783
Impala Platinum Holdings, Ltd.	81,072	1,050,831
Kumba Iron Ore, Ltd.	23,712	720,596
Motus Holdings, Ltd.	152,304	1,016,324
Reunert, Ltd.	275,462	914,480
Truworths International, Ltd.	366,298	1,293,014
		8,108,912
South Korea (8.23%)
Chungdahm Learning, Inc.	33,360	984,913
Hanmi Semiconductor Co., Ltd.	54,912	1,510,779
Huchems Fine Chemical Corp.	50,064	1,128,909
Iones Co., Ltd.	109,440	809,175
Kolon Global Corp.	45,264	1,007,115
Motonic Corp.	69,936	664,318
SSANGYONG C&E Co., Ltd.	134,689	904,804
		7,010,013
Taiwan (24.82%)
ASROCK, Inc.	192,000	1,197,907
Asustek Computer, Inc.	48,000	609,310
Catcher Technology Co., Ltd.	96,000	555,801
Chenbro Micom Co., Ltd.	288,000	778,812
Chicony Electronics Co., Ltd.	240,000	685,258
CyberPower Systems, Inc.	144,000	390,960
Dimerco Express Corp.	414,720	1,284,046
Generalplus Technology, Inc.	336,000	792,621
Gigabyte Technology Co., Ltd.	144,000	582,556
Global Mixed Mode Technology, Inc.	144,000	1,162,522
Holy Stone Enterprise Co., Ltd.	240,000	1,018,394
Huaku Development Co., Ltd.	240,000	785,371
ITE Technology, Inc.	307,200	1,148,886
Micro-Star International Co., Ltd.	158,400	797,454
Nantex Industry Co., Ltd.	336,000	984,735
Nishoku Technology, Inc.	240,000	730,136
	Shares	Value
Taiwan (continued)
O-TA Precision Industry Co., Ltd.	144,000	$901,020
Radiant Opto-Electronics Corp.	192,000	671,795
Sea Sonic Electronics Co., Ltd.	302,400	864,513
Sunonwealth Electric Machine Industry Co., Ltd.	336,000	465,182
Systex Corp.	240,000	744,808
TA-I Technology Co., Ltd.	336,000	767,247
Thinking Electronic Industrial Co., Ltd.	144,000	880,306
Topco Scientific Co., Ltd.	192,000	952,802
Transcend Information, Inc.	240,000	582,556
Tripod Technology Corp.	192,000	811,263
		21,146,261
Thailand (0.72%)
Tisco Financial Group PLC	220,800	613,842

Turkey (7.42%)
Aksa Akrilik Kimya Sanayii AS	355,680	867,187
Dogus Otomotiv Servis ve Ticaret AS	239,040	903,051
Enerjisa Enerji AS(a)(b)	509,232	622,901
Eregli Demir ve Celik Fabrikalari TAS	497,424	1,018,752
Is Yatirim Menkul Degerler AS	981,168	1,632,899
Tofas Turk Otomobil Fabrikasi AS	208,848	1,277,331
		6,322,121
Total Common Stocks
(Cost $77,209,008)		82,685,297

The accompanying notes are an integral part of the financial statements.
22	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Short-Term Investment (1.25%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(e)(f)	1,068,336	$1,068,336

Total Short-Term Investment
(Cost $1,068,336)		1,068,336

Total Investments (98.30%)
(Cost $78,277,344)		$83,753,633

Other Assets Less Liabilities (1.70%)		1,447,768

Net Assets (100.00%)		$85,201,401

Percentages based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the fair value of securities restricted under Rule 144A in the aggregate was $1,934,488, representing 2.27% of net assets.
(b)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of October 31, 2021, the aggregate market value of those securities was $2,699,909 representing 3.17% of the Fund's net assets.
(c)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $985,824.
(d)	Non-income producing security.
(e)	Rate shown is the 7-day effective yield as of October 31, 2021.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $1,068,336.

Investment Abbreviations:

ADR - American Depository Receipt

AS - Turkish Joint Stock Companies

PAO - Russian Public Stock Companies

PJSC - Private Joint Stock Company

PLC - Public Limited Company

SA - Brazilian Limited Liability Corporation

TAS - Turkish Joint Stock Companies

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	23

Cambria Tail Risk ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Tail Risk ETF
U.S. Treasury Obligations	94.54%
Purchased Options	5.46%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Tail Risk ETF	Face Amount	Value
U.S. Treasury Obligations (92.53%)
U.S. Treasury Bond, 0.625%, 5/15/2030	$307,216,000	$285,435,000
United States Treasury Inflation Indexed Bonds, 0.125%, 7/15/2030	16,699,432	18,580,289
		304,015,289

Total U.S. Treasury Obligations
(Cost $315,833,272)		304,015,289

		Notional
	Contracts	Amount	Value
Purchased Options (5.34%)
Put Options
S&P 500® Index
Expires 12/16/21, Strike Price $4,100	25	$11,513,450	$45,875
Expires 03/17/22, Strike Price $4,100	76	35,000,888	600,780
Expires 03/18/22, Strike Price $3,900	138	63,554,244	787,290
Expires 06/16/22, Strike Price $4,100	95	43,751,110	1,304,350
Expires 06/17/22, Strike Price $3,900	244	112,371,272	2,569,320
Expires 09/15/22, Strike Price $4,100	400	184,215,200	7,494,000
Expires 12/15/22, Strike Price $4,000	88	40,527,344	1,823,800
		Notional
	Contracts	Amount	Value
Purchased Options (continued)
Expires 12/15/22, Strike Price $4,200	115	$52,961,870	$2,933,650

Total Purchased Options
(Cost $28,144,085)			17,559,065

Total Investments (97.87%)
(Cost $343,977,357)			$321,574,354

Other Assets Less Liabilities (2.13%)			6,991,214

Net Assets (100.00%)			$328,565,568

Percentages based on Net Assets.

Cambria Tail Risk ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury
Obligations	$–	$304,015,289	$–	$304,015,289
Total	$–	$304,015,289	$–	$304,015,289
Other Financial
Instruments
Purchased Options	$17,559,065	$–	$–	$17,559,065
Total	$17,559,065	$–	$–	$17,559,065

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
24	www.cambriafunds.com

Cambria Trinity ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Trinity ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Trinity ETF	Shares	Value
Exchange Traded Funds (98.45%)
Global (19.86%)
Alternative ETF (1.03%)
iM DBi Managed Futures Strategy ETF	16,281	$473,289

Commodity ETF (5.24%)
Invesco DB Base Metals Fund(a)	58,245	1,247,608
Invesco DB Energy Fund(a)	63,657	1,161,103
		2,408,711
Equity ETF (13.59%)
Alpha Architect Value Momentum Trend ETF	32,405	897,077
Cambria Global Real Estate ETF*(b)	78,263	2,552,814
Cambria Global Value ETF*	116,479	2,802,485
		6,252,376
International (18.88%)
Equity ETF (13.71%)
Cambria Emerging Shareholder Yield ETF*(b)	84,632	3,021,320
Cambria Foreign Shareholder Yield ETF*(b)	118,974	3,284,872
		6,306,192
Fixed Income ETF (5.17%)
SPDR® FTSE International Government Inflation-Protected Bond ETF(b)	15,576	860,730
VanEck J. P. Morgan EM Local Currency Bond ETF	51,612	1,519,457
		2,380,187
North America (2.55%)
Commodity ETF (2.55%)
iShares® Global Energy ETF(b)	40,359	1,172,429

	Shares	Value
United States (57.16%)
Alternative ETF (5.96%)
First Trust Managed Futures Strategy Fund(b)	25,144	$1,207,347
WisdomTree Managed Futures Strategy Fund	42,219	1,531,705
		2,739,052
Commodity ETF (7.81%)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	162,373	3,593,315

Equity ETF (29.35%)
Cambria Shareholder Yield ETF*	90,007	5,646,139
Cambria Value and Momentum ETF*	216,499	5,451,445
Vanguard® Small-Cap ETF	5,115	1,173,842
Vanguard® Small-Cap Value ETF	6,930	1,226,402
		13,497,828
Fixed Income ETF (14.04%)
Schwab US TIPS Bond ETF	12,708	800,350
Vanguard® Intermediate-Term Government Bond ETF	51,678	3,462,426
Vanguard® Total Bond Market ETF	25,725	2,196,400
		6,459,176

Total Exchange Traded Funds
(Cost $39,798,719)		45,282,555

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	25

Cambria Trinity ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
Short-Term Investment (5.00%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(c)(d)	2,300,540	$2,300,540

Total Short-Term Investment
(Cost $2,300,540)		2,300,540

Total Investments (103.45%)
(Cost $42,099,259)		$47,583,095

Liabilities Less Other Assets (-3.45%)
		(1,589,038)
Net Assets (100.00%)
		$45,994,057

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $2,224,057.
(c)	Rate shown is the 7-day effective yield as of October 31, 2021.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $2,300,540.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
26	www.cambriafunds.com

Cambria Trinity ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Transactions with affiliated companies during the period ended October 31, 2021 are as follows:

				Change in
				Unrealized		Value at	Shares at
	Value at	Purchases	Proceeds	Appreciation/	Realized	October 31,	October 31,
Security Name	April 30, 2021	at Cost	from Sales	(Depreciation)	Gain/(Loss)	2021	2021	Dividends
Cambria Emerging Shareholder Yield ETF	$3,257,557	$101,268	$–	$(337,505)	$–	$3,021,320	84,632	$150,459
Cambria Foreign Shareholder Yield ETF	3,213,038	104,816	–	(32,982)	–	3,284,872	118,974	121,370
Cambria Global Real Estate ETF	1,490,084	1,030,215	–	32,515	–	2,552,814	78,263	42,502
Cambria Global Tail Risk ETF	–	–	–	–	–	–	–	–
Cambria Global Value ETF	2,586,481	85,190	–	130,814	–	2,802,485	116,479	58,613
Cambria Shareholder Yield ETF	5,459,364	182,300	–	4,475	–	5,646,139	90,007	48,818
Cambria Tail Risk ETF	–	–	–	–	–	–	–	–
Cambria Value and Momentum ETF	3,689,825	1,449,746	–	311,874	–	5,451,445	216,499	20,511
	$19,696,349	$2,953,535	$–	$109,191	$–	$22,759,075	704,854	$442,273

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	27

Cambria Cannabis ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Country Composition (October 31, 2021) (Unaudited)
United States	52.58%
Canada	31.14%
Great Britain	8.50%
Ireland	4.39%
96.61%

Percentages are based upon corporate bonds, U.S. Treasury obligations, common stocks, preferred stocks and convertible preferred stocks as a percentage of net assets.

Sector Weightings
Cambria Cannabis ETF
Health Care	39.88%
Consumer Staples	36.94%
Real Estate	12.56%
Materials	5.52%
Consumer Discretionary	5.10%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Cannabis ETF	Shares	Value
Common Stocks (96.61%)
Consumer Discretionary (4.92%)
Greenlane Holdings, Inc., Class A(a)(b)	449,135	$768,021
GrowGeneration Corp.(a)	30,487	642,666
		1,410,687
Consumer Staples (35.69%)
Altria Group, Inc.	21,500	948,365
British American Tobacco PLC	34,744	1,210,834
Constellation Brands, Inc., Class A	8,655	1,876,491
Imperial Brands PLC	57,964	1,223,217
Neptune Wellness Solutions,
Inc.(a)(b)	480,181	244,604
NewAge, Inc.(a)(b)	334,067	494,419
Philip Morris International, Inc.	12,384	1,170,783
Turning Point Brands, Inc.	30,186	1,152,200
Universal Corp.	16,168	759,896
Village Farms International, Inc.(a)(b)	150,844	1,141,889
		10,222,698

	Shares	Value
Health Care (38.53%)
Arena Pharmaceuticals, Inc.(a)	24,894	$1,428,667
Aurora Cannabis, Inc.(a)(b)	88,593	587,372
Canopy Growth Corp.(a)	75,680	955,838
cbdMD, Inc.(a)(b)	195,099	345,325
Charlottes Web Holdings, Inc.(a)	287,894	469,898
Cronos Group, Inc.(a)	139,879	725,972
HEXO Corp.(a)(b)	122,182	179,607
Jazz Pharmaceuticals PLC(a)	9,454	1,257,760
MediPharm Labs Corp.(a)(b)	662,286	133,784
Organigram Holdings, Inc.(a)(b)	353,890	780,640
Tilray, Inc.(a)(b)	316,819	3,263,236
Valens Co., Inc.(a)(b)	605,139	909,469
		11,037,568

Materials (5.34%)
Scotts Miracle-Gro Co.	10,297	1,528,692

Real Estate (12.13%)
Innovative Industrial Properties, Inc.(c)	13,207	3,474,630

Total Common Stocks
(Cost $36,903,170)		27,674,275

	Shares	Value
Short-Term Investment (22.58%)
Fidelity Investments Money Market Treasury Portfolio Institutional Class, 0.01%(d)(e)(f)	6,468,814	$6,468,814

Total Short-Term Investment
(Cost $6,468,814)		6,468,814

Total Investments (119.19%)
(Cost $43,371,984)		$34,143,089

Liabilities Less Other Assets (-19.19%)		(5,497,347)

Net Assets (100.00%)		$28,645,742

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
28	www.cambriafunds.com

Cambria Cannabis ETF	Schedule of Investments
October 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $5,624,903.
(c)	Real Estate Investment Trust.
(d)	Rate shown is the 7-day effective yield as of October 31, 2021.
(e)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2021 was $6,468,814.

Investment Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Company

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	29

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2021 (Unaudited)

Sector Weightings
Cambria Global Real Estate ETF
Real Estate	100.00%
100.00%

Percentages based on total investments, excluding investments purchased with collateral from securities loaned.

Cambria Global Real Estate ETF	Shares	Value
Common Stocks (97.30%)(a)
Canada (9.19%)
Artis Real Estate Investment Trust	26,400	$250,006
Dream Industrial Real Estate Investment Trust	27,568	377,568
H&R Real Estate Investment Trust	24,997	343,567
RioCan Real Estate Investment Trust	13,200	237,741
Slate Office REIT	56,400	234,696
SmartCentres Real Estate Investment Trust	13,791	347,561
		1,791,139
Great Britain (1.50%)
AEW UK REIT PLC(b)	199,032	291,452

Guernsey (1.32%)
BMO Commercial Property Trust, Ltd.	183,420	257,044

Hong Kong (1.16%)
Prosperity REIT	576,000	225,795

Japan (13.55%)
AEON REIT Investment Corp.	180	243,211
Frontier Real Estate Investment Corp.	60	265,321
Fukuoka REIT Corp.	156	231,451
Hoshino Resorts REIT, Inc.	36	234,683
Ichigo Hotel REIT Investment Corp.	300	256,635
Japan Metropolitan Fund Invest	264	242,053
Japan Prime Realty Investment Corp.	72	263,742
Mirai Corp.	480	221,944
Ooedo Onsen Reit Investment Corp.	324	231,683
Samty Residential Investment Corp.	216	227,797
	Shares	Value
Japan (continued)
Tosei Reit Investment Corp.	192	$221,017
		2,639,537
Mexico (1.44%)
Concentradora Fibra Danhos SA de CV	229,644	279,861

Netherlands (2.23%)
Eurocommercial Properties NV	9,552	222,941
Wereldhave NV	13,704	212,439
		435,380
Singapore (2.42%)
AIMS APAC REIT	226,836	242,228
EC World Real Estate Investment Trust(b)	386,400	229,232
		471,460
South Africa (4.92%)
Arrowhead Properties, Ltd., Class B	1,041,528	271,377
Hyprop Investments, Ltd.	125,280	242,687
SA Corporate Real Estate, Ltd.	1,537,884	214,448
Vukile Property Fund, Ltd.	290,136	230,779
		959,291
Turkey (2.13%)
Sinpas Gayrimenkul Yatirim Ortakligi AS(c)	462,552	193,893
Yeni Gimat Gayrimenkul Ortakligi AS	141,564	221,902
		415,795
United States (57.44%)
Alpine Income Property Trust, Inc.	12,000	221,280
American Finance Trust, Inc.	27,732	229,621
American Homes 4 Rent, Class A	6,600	267,960
Armada Hoffler Properties, Inc.	19,116	262,080
AvalonBay Communities, Inc.	1,200	284,016
Bluerock Residential Growth REIT, Inc.	20,160	272,765
Brandywine Realty Trust	17,076	226,257
Brixmor Property Group, Inc.	10,488	245,839
Broadstone Net Lease, Inc.	8,400	223,356
Camden Property Trust	1,200	195,720
Cedar Realty Trust, Inc.	13,200	293,964
Columbia Property Trust, Inc.	13,572	260,175
CubeSmart	5,184	285,172
Duke Realty Corp.	4,884	274,676
Equity Residential	2,400	207,360
Extra Space Storage, Inc.	1,500	296,055

The accompanying notes are an integral part of the financial statements.
30	www.cambriafunds.com

Cambria Global Real Estate ETF	Schedule of Investments
October 31, 2021 (Unaudited)

	Shares	Value
United States (continued)
Franklin Street Properties Corp.	44,460	$200,070
Highwoods Properties, Inc.	5,304	237,831
Industrial Logistics Properties Trust	9,456	265,619
Kimco Realty Corp.	11,532	260,623
Kite Realty Group Trust	11,076	224,843
Life Storage, Inc.	2,244	300,270
LTC Properties, Inc.	5,400	172,044
Mid-America Apartment Communities, Inc.	1,200	245,052
National Health Investors, Inc.	3,156	169,730
National Retail Properties, Inc.	5,136	232,969
Omega Healthcare Investors, Inc.	6,252	183,559
One Liberty Properties, Inc.	8,856	276,839
Paramount Group, Inc.	25,200	213,696
Piedmont Office Realty Trust, Inc., Class A	12,804	227,399
PS Business Parks, Inc.	1,608	285,742
Public Storage	864	287,003
Realty Income Corp.	3,636	259,719
Retail Opportunity Investments Corp.	13,524	240,321
Retail Value, Inc.	11,268	70,538
RPT Realty	18,000	239,220
Sabra Health Care REIT, Inc.	14,268	201,892
Saul Centers, Inc.	5,424	251,674
SITE Centers Corp.	16,032	254,748
Spirit Realty Capital, Inc.	5,088	248,956
STAG Industrial, Inc.	6,276	273,194
STORE Capital Corp.	7,188	246,764
Tanger Factory Outlet Centers, Inc.(d)	12,324	207,043
UMH Properties, Inc.	11,124	266,309
Urstadt Biddle Properties, Inc., Class A	12,912	253,592
Ventas, Inc.	2,237	119,389
VICI Properties, Inc.(d)	7,884	231,395
		11,194,339
Total Common Stocks
(Cost $18,208,247)		18,961,093
	Shares	Value
United States (continued)

Total Investments (98.91%)
(Cost $18,522,497)		$19,275,343

Other Assets Less Liabilities (1.09%)		211,819

Net Assets (100.00%)		$19,487,162

Percentages based on Net Assets.

(a)	Real Estate Investment Trust.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2021, the fair value of securities restricted under Rule 144A in the aggregate was $520,684, representing 2.67% of net assets.
(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at October 31, 2021. The total value of securities on loan at October 31, 2021 was $302,525.

Investment Abbreviations:

AS- Turkish Joint Stock Companies

NV- Dutch Public Limited Liability Companies

PLC- Public Limited Company

REIT- Real Estate Investment Trust

SA de CV- Mexican Public Limited Company with Variable Capital

As of October 31, 2021, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2021 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	31

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2021 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Assets
Unaffiliated Investments at Value*	$323,955,500	$38,203,231	$115,490,339	$33,874,892
Affiliated Investments at Value	–	–	9,499,288	34,841,272
Foreign Currency at Value	–	21,010	372,223	–
Cash and cash equivalents	2,625,885	1,702,803	5,376,673	372,233
Dividends receivable, Net	186,615	85,017	383,485	–
Unrealized Appreciation on Foreign Currency Spot Contracts	–	13	–	–
Reclaims receivable	15,802	183,392	246,200	–
Other assets	1,935	47	1,340	6,368
Total Assets	326,785,737	40,195,513	131,369,548	69,094,765

Liabilities
Payable for collateral upon return of securities loaned	16,458,630	417,830	1,967,547	6,547,246
Foreign Currency Overdraft at Value	4,222	–	–	–
Payable due to investment adviser	153,032	18,871	63,561	30,799
Custodian fees payable	–	–	56,368	–
Total Liabilities	16,615,884	436,701	2,087,476	6,578,045

Net Assets	$310,169,853	$39,758,812	$129,282,072	$62,516,720

Net Assets Consists of
Paid-in Capital	$279,261,758	$39,974,664	$145,425,794	$58,535,642
Total Distributable Earnings/(Loss)	30,908,095	(215,852)	(16,143,722)	3,981,078

Net Assets	$310,169,853	$39,758,812	$129,282,072	$62,516,720
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	4,950,000	1,450,010	5,400,010	2,050,001
Net Asset Value, Offering and Redemption Price Per Share	$62.66	$27.42	$23.94	$30.50

Unaffiliated Investments at Cost	$311,789,773	$36,311,489	$108,485,506	$28,704,061
Affiliated Investments at Cost	$–	$–	$7,027,694	$29,372,064
Cost of Foreign Currency	$–	$21,019	$375,142	$–
Cost of Foreign Currency Overdraft	$(4,103)	$–	$–	$–
*Includes value of securities on loan	$25,957,095	$394,349	$1,861,750	$6,382,163

The accompanying notes are an integral part of the financial statements.
32	www.cambriafunds.com

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2021 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Global Tail Risk ETF	Cambria Emerging Shareholder Yield ETF
Assets
Unaffiliated Investments at Value*	$35,273,992	$23,377,640	$5,695,955	$83,753,633
Affiliated Investments at Value	22,026,366	–	–	–
Foreign Currency at Value	–	–	31,566	36,743
Cash and cash equivalents	424,708	759,656	–	2,540,683
Cash at Broker for futures contracts	–	765,288	–	–
Cash at Broker for options contracts	–	–	140,099	–
Dividends receivable, Net	–	5,860	–	90,775
Reclaims receivable	–	–	5,572	1,209
Interest receivable	–	–	15,351	–
Other assets	3,991	144	54	1,541
Total Assets	57,729,057	24,908,588	5,888,597	86,365,205

Liabilities
Payable for collateral upon return of securities loaned	5,358,978	1,070,627	299,863	1,068,336
Cash and cash equivalents overdraft	–	–	28,319	–
Variation Margin Payable	–	19,019	–	–
Deferred foreign capital gains tax payable	–	–	–	91,458
Payable due to investment adviser	–	7,725	3,109	41,015
Custodian fees payable	–	–	–	22,374
Total Liabilities	5,358,978	1,097,371	331,291	1,163,804

Net Assets	$52,370,079	$23,811,217	$5,557,306	$85,201,401

Net Assets Consists of
Paid-in Capital	$45,987,839	$29,094,897	$7,559,578	$78,887,522
Total Distributable Earnings/(Loss)	6,382,240	(5,283,680)	(2,002,272)	6,313,879

Net Assets	$52,370,079	$23,811,217	$5,557,306	$85,201,401
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	1,650,001	950,004	250,000	2,400,004
Net Asset Value, Offering and Redemption Price Per Share	$31.74	$25.06	$22.23	$35.50

Unaffiliated Investments at Cost	$32,301,479	$18,929,581	$6,568,237	$78,277,344
Affiliated Investments at Cost	$18,092,630	$–	$–	$–
Cost of Foreign Currency	$–	$–	$34,191	$36,655
*Includes value of securities on loan	$5,209,068	$724,728	$295,941	$985,824

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	33

Cambria ETF Trust	Statements of Assets and Liabilities
October 31, 2021 (Unaudited)

	Cambria Tail Risk ETF	Cambria Trinity ETF	Cambria Cannabis ETF	Cambria Global Real Estate ETF
Assets
Unaffiliated Investments at Value*	$321,574,354	$24,824,020	$34,143,089	$19,275,343
Affiliated Investments at Value	–	22,759,075	–	–
Foreign Currency at Value	–	–	–	40,689
Cash and cash equivalents	4,632,057	706,859	936,343	485,743
Cash at Broker for options contracts	1,635,643	–	–	–
Dividends receivable, Net	–	–	38,240	33,494
Reclaims receivable	–	–	–	3,698
Receivable for investments sold	–	–	–	102,975
Receivable due from Advisor	–	–	4,296	–
Interest receivable	893,186	–	–	–
Other assets	–	4,643	7,499	32
Total Assets	328,735,240	48,294,597	35,129,467	19,941,974

Liabilities
Payable for collateral upon return of securities loaned	–	2,300,540	6,468,814	314,250
Payable for investments purchased	–	–	–	130,769
Payable due to investment adviser	169,672	–	14,911	9,793
Total Liabilities	169,672	2,300,540	6,483,725	454,812

Net Assets	$328,565,568	$45,994,057	$28,645,742	$19,487,162

Net Assets Consists of
Paid-in Capital	$407,048,871	$41,518,889	$39,463,043	$17,270,284
Total Distributable Earnings/(Loss)	(78,483,303)	4,475,168	(10,817,301)	2,216,878

Net Assets	$328,565,568	$45,994,057	$28,645,742	$19,487,162
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	18,200,002	1,650,002	2,150,002	600,002
Net Asset Value, Offering and Redemption Price Per Share	$18.05	$27.88	$13.32	$32.48
Unaffiliated Investments at Cost	$343,977,357	$22,799,951	$43,371,984	$18,522,497
Affiliated Investments at Cost	$–	$19,299,308	$–	$–
Cost of Foreign Currency	$–	$–	$–	$41,888
*Includes value of securities on loan	$–	$2,224,057	$5,624,903	$302,525

The accompanying notes are an integral part of the financial statements.

34	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2021 (Unaudited)

	Cambria Shareholder	Cambria Foreign Shareholder Yield	Cambria Global	Cambria Global
	Yield ETF	ETF	Value ETF	Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$3,479,654	$1,195,584	$3,907,223	$164,040
Dividend Income from Affiliated Investments	–	–	33,319	618,706
Income from Securities Lending	5,619	2,899	17,361	33,472
Less: Foreign Taxes Withheld	–	(116,304)	(676,523)	–
Total Investment Income	3,485,273	1,082,179	3,281,380	816,218

Expenses:
Management Fees	921,162	106,667	373,666	185,399
Custodian Fees	–	–	43,318	–
Total Expenses	921,162	106,667	416,984	185,399
Net Expenses	921,162	106,667	416,984	185,399
Net Investment Income	2,564,111	975,512	2,864,396	630,819

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain on Unaffiliated Investments(a)	18,276,738	3,586,000	48,413	3,658,071
Net Realized Gain on Affiliated Investments(a)	–	–	11,334	304,096
Net Realized Loss on Foreign Currency Transactions	–	(24,363)	(67,736)	–
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(21,953,089)	(3,610,183)	3,990,210	(1,723,852)
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated Investments	–	–	1,037,665	(511,430)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(62)	(5,603)	(14,661)	–
Net Realized and Unrealized Gain/(Loss) on Investments	(3,676,413)	(54,149)	5,005,225	1,726,885
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(1,112,302)	$921,363	$7,869,621	$2,357,704

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | October 31, 2021	35

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2021 (Unaudited)

	Cambria Global	Cambria Value and	Cambria Global Tail	Cambria Emerging Shareholder Yield
	Asset Allocation ETF	Momentum ETF	Risk ETF	ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$283,886	$183,814	$78,539	$3,228,379
Dividend Income from Affiliated Investments	562,861	–	–	–
Interest Income	–	–	45,818	–
Income from Securities Lending	32,299	2,307	527	8,204
Less: Foreign Taxes Withheld	–	–	10,960	(438,827)
Total Investment Income	879,046	186,121	135,844	2,797,756

Expenses:
Management Fees	–	66,978	20,284	216,449
Custodian Fees	–	–	–	19,200
Total Expenses	–	66,978	20,284	235,649
Net Expenses	–	66,978	20,284	235,649
Net Investment Income	879,046	119,143	115,560	2,562,107

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain on Unaffiliated Investments(a)	122,004	2,182,653	1,124	3,500,186
Net Realized Gain on Affiliated Investments(a)	166,702	–	–	–
Net Realized Loss on Purchased Options	–	–	(461,373)	–
Net Realized Loss on Futures Contracts	–	(1,129,451)	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(1,603)	(73,348)
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	438,228	219,217	(111,352)	(9,743,993)
Net Change in Unrealized Depreciation on Affiliated Investments	(317,573)	–	–	–
Net Change in Unrealized Appreciation on Purchased Options	–	–	46,654	–
Net Change in Unrealized Appreciation on Futures Contracts	–	49,336	–	–
Net Change in Unrealized Depreciation on Foreign Currency Translation	–	–	(4,411)	(332)
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	–	–	–	72,902
Net Realized and Unrealized Gain/(Loss) on Investments	409,361	1,321,755	(530,961)	(6,244,585)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$1,288,407	$1,440,898	$(415,401)	$(3,682,478)

The accompanying notes are an integral part of the financial statements.
36	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Six Months Ended October 31, 2021 (Unaudited)

	Cambria Tail Risk		Cambria Cannabis	Cambria Global Real
	ETF	Cambria Trinity ETF	ETF	Estate ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$–	$378,476	$233,447	$626,352
Dividend Income from Affiliated Investments	–	442,273	–	–
Interest Income	1,584,634	–	–	–
Income from Securities Lending	–	25,581	114,255	1,063
Less: Foreign Taxes Withheld	–	–	–	(27,694)
Other Income	324,563	–	–	–
Total Investment Income	1,909,197	846,330	347,702	599,721

Expenses:
Management Fees	951,521	–	100,554	49,079
Total Expenses	951,521	–	100,554	49,079
Waiver of Management Fees	–	–	(28,973)	–
Net Expenses	951,521	–	71,581	49,079
Net Investment Income	957,676	846,330	276,121	550,642

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	(2,651,274)	853,426	1,300,437	858,591
Net Realized Loss on Purchased Options	(8,574,213)	–	–	–
Net Realized Gain/(Loss) on Foreign Currency Transactions	–	–	19,916	(28,475)
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	4,604,726	(288,632)	(12,472,543)	(697,410)
Net Change in Unrealized Appreciation on Affiliated Investments	–	109,191	–	–
Net Change in Unrealized Depreciation on Purchased Options	(6,783,880)	–	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	–	–	453	(2,970)
Net Realized and Unrealized Gain/(Loss) on Investments	(13,404,641)	673,985	(11,151,737)	129,736
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(12,446,965)	$1,520,315	$(10,875,616)	$680,378

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	37

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment Income	$2,564,111	$1,955,149	$975,512	$732,707
Net realized Gain/(Loss) on Investments(a)	18,276,738	20,935,359	3,586,000	(2,026,188)
Net realized Gain/(Loss) on Foreign Currency Transactions	–	385	(24,363)	(20,864)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(21,953,089)	46,816,825	(3,610,183)	11,522,810
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(62)	2,185	(5,603)	14,724
Net increase/(decrease) in net assets resulting from operations	(1,112,302)	69,709,903	921,363	10,223,189

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(2,701,989)	(1,860,874)	(1,313,254)	(817,590)
Net decrease from distributions	(2,701,989)	(1,860,874)	(1,313,254)	(817,590)

Capital Share Transactions
Issued	119,343,075	223,169,361	11,102,614	6,093,530
Redeemed	(83,382,099)	(74,122,174)	(1,367,461)	(2,945,840)
Increase in Net Assets from Capital Share Transactions	35,960,976	149,047,187	9,735,153	3,147,690
Total Net Increase in Net Assets	32,146,685	216,896,216	9,343,262	12,553,289

Net Assets
Beginning of Period	278,023,168	61,126,952	30,415,550	17,862,261
End of Period	$310,169,853	$278,023,168	$39,758,812	$30,415,550

Share Transactions:
Issued	1,850,000	3,800,000	400,000	250,000
Redeemed	(1,350,000)	(1,400,000)	(50,000)	(150,000)
Net increase in Shares Outstanding from Share Transactions	500,000	2,400,000	350,000	100,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
38	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment Income	$2,864,396	$2,893,138	$630,819	$753,531
Net realized Gain/(Loss) on Investments(a)	59,747	(2,644,970)	3,962,167	5,581,107
Net realized Loss on Foreign Currency Transactions	(67,736)	(19,096)	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Investments	5,027,875	36,434,399	(2,235,282)	10,801,172
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	(14,661)	47,728	–	–
Net increase/(decrease) in net assets resulting from operations	7,869,621	36,711,199	2,357,704	17,135,810

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(2,686,202)	(2,069,920)	(846,344)	(736,098)
Return of capital	–	–	–	(62,066)
Net decrease from distributions	(2,686,202)	(2,069,920)	(846,344)	(798,164)

Capital Share Transactions
Issued	2,411,750	4,441,041	1,542,372	–
Redeemed	(1,163,666)	(12,819,220)	(2,970,685)	(32,352,992)
Increase/(Decrease) in Net Assets from Capital Share Transactions	1,248,084	(8,378,179)	(1,428,313)	(32,352,992)
Total Net Increase/(Decrease) in Net Assets	6,431,503	26,263,100	83,047	(16,015,346)

Net Assets
Beginning of Period	122,850,569	96,587,469	62,433,673	78,449,019
End of Period	$129,282,072	$122,850,569	$62,516,720	$62,433,673

Share Transactions:
Issued	100,000	200,000	50,000	–
Redeemed	(50,000)	(750,000)	(100,000)	(1,300,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	50,000	(550,000)	(50,000)	(1,300,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	39

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment Income	$879,046	$1,020,266	$119,143	$88,307
Net realized Gain/(Loss) on Investments(a)	288,706	130,227	1,053,202	(857,281)
Net Change in Unrealized Appreciation on Investments	120,655	12,818,022	268,553	5,049,206
Net increase/(decrease) in net assets resulting from operations	1,288,407	13,968,515	1,440,898	4,280,232

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(1,015,122)	(1,293,079)	(90,003)	(129,877)
Net decrease from distributions	(1,015,122)	(1,293,079)	(90,003)	(129,877)

Capital Share Transactions
Issued	1,598,155	–	6,202,673	5,459,082
Redeemed	(1,562,455)	(10,543,847)	(2,308,995)	(1,860,860)
Increase/(Decrease) in Net Assets from Capital Share Transactions	35,700	(10,543,847)	3,893,678	3,598,222
Total Net Increase in Net Assets	308,985	2,131,589	5,244,573	7,748,577

Net Assets
Beginning of Period	52,061,094	49,929,505	18,566,644	10,818,067
End of Period	$52,370,079	$52,061,094	$23,811,217	$18,566,644

Share Transactions:
Issued	50,000	–	250,000	250,000
Redeemed	(50,000)	(400,000)	(100,000)	(100,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	–	(400,000)	150,000	150,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
40	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Tail Risk ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021(a)	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021

Operations
Net investment Income	$115,560	$752,741	$2,562,107	$1,679,467
Net realized Gain/(Loss) on Investments(b)	(460,249)	542,650	3,500,186	298,974
Net realized Loss on Foreign Currency Transactions	(1,603)	(1,742,403)	(73,348)	(19,814)
Net Change in Unrealized Appreciation/(Depreciation) on
Investments	(64,698)	1,832,600	(9,743,993)	19,079,133
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translation	(4,411)	46,389	(332)	(270)
Change in Accumulated Foreign Capital Gains Tax on Appreciated
Securities	–	–	72,902	(89,912)
Net increase/(decrease) in net assets resulting from operations	(415,401)	1,431,977	(3,682,478)	20,947,578

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	–	–	(3,396,753)	(1,434,973)
Return of capital	–	(137,642)	–	–
Net decrease from distributions	–	(137,642)	(3,396,753)	(1,434,973)

Capital Share Transactions
Issued	–	–	29,666,425	14,388,928
Redeemed	(1,129,028)	(16,581,071)	–	–
Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,129,028)	(16,581,071)	29,666,425	14,388,928
Total Net Increase/(Decrease) in Net Assets	(1,544,429)	(15,286,736)	22,587,194	33,901,533

Net Assets
Beginning of Period	7,101,735	22,388,471	62,614,207	28,712,674
End of Period	$5,557,306	$7,101,735	$85,201,401	$62,614,207

Share Transactions:
Issued	–	–	800,000	450,000
Redeemed	(50,000)	(650,000)	–	–
Net increase/(decrease) in Shares Outstanding from Share Transactions	(50,000)	(650,000)	800,000	450,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	41

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Trinity ETF
	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	Period Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment Income	$957,676	$567,405	$846,330	$683,334
Net realized Gain/(Loss) on Investments(a)	(11,225,487)	(38,381,528)	853,426	436,007
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(2,179,154)	(26,755,742)	(179,441)	9,135,019
Net increase/(decrease) in net assets resulting from operations	(12,446,965)	(64,569,865)	1,520,315	10,254,360

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(972,652)	(505,834)	(726,974)	(727,809)
Net decrease from distributions	(972,652)	(505,834)	(726,974)	(727,809)

Capital Share Transactions
Issued	134,298,630	519,630,973	1,422,701	3,840,098
Redeemed	(74,308,722)	(305,047,736)	–	(6,897,512)
Increase/(Decrease) in Net Assets from Capital Share Transactions	59,989,908	214,583,237	1,422,701	(3,057,414)
Total Net Increase in Net Assets	46,570,291	149,507,538	2,216,042	6,469,137

Net Assets
Beginning of Period	281,995,277	132,487,739	43,778,015	37,308,878
End of Period	$328,565,568	$281,995,277	$45,994,057	$43,778,015

Share Transactions:
Issued	7,150,000	24,300,000	50,000	150,000
Redeemed	(4,000,000)	(15,100,000)	–	(300,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	3,150,000	9,200,000	50,000	(150,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
42	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Cannabis ETF		Cambria Global Real Estate ETF
				For the Period
	Period Ended		Period Ended	September 23, 2020
	October 31, 2021	Year Ended	October 31, 2021	(Inception) to
	(Unaudited)	April 30, 2021	(Unaudited)	April 30, 2021
Operations
Net investment Income	$276,121	$574,483	$550,642	$183,700
Net realized Gain/(Loss) on Investments(a)	1,300,437	(1,466,127)	858,591	435,833
Net realized Gain/(Loss) on Foreign Currency Transactions	19,916	10,625	(28,475)	(2,823)
Net Change in Unrealized Appreciation/(Depreciation) on
Investments	(12,472,543)	9,145,840	(697,410)	1,450,256
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translation	453	(784)	(2,970)	1,372
Net increase/(decrease) in net assets resulting from operations	(10,875,616)	8,264,037	680,378	2,068,338

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(724,710)	(614,512)	(375,081)	(156,757)
Net decrease from distributions	(724,710)	(614,512)	(375,081)	(156,757)

Capital Share Transactions
Issued	1,574,942	23,120,137	8,091,429	12,333,625
Redeemed	–	(1,136,066)	(3,154,770)	–
Increase in Net Assets from Capital Share Transactions	1,574,942	21,984,071	4,936,659	12,333,625
Total Net Increase/(Decrease) in Net Assets	(10,025,384)	29,633,596	5,241,956	14,245,206

Net Assets
Beginning of Period	38,671,126	9,037,530	14,245,206	–
End of Period	$28,645,742	$38,671,126	$19,487,162	$14,245,206

Share Transactions:
Issued	100,000	1,350,000	250,000	450,002
Redeemed	–	(100,000)	(100,000)	–
Net increase in Shares Outstanding from Share Transactions	100,000	1,250,000	150,000	450,002

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	43

Cambria Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017
Net Asset Value, Beginning of Year/Period	$62.48		$29.82	$37.47	$37.98	$33.97	$28.62
Income/(loss) from investment operations:
Net Investment Income(a)	0.52		0.88	0.86	0.79	0.64	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.20		32.60	(7.66)	(0.40)	3.94	5.35
Total from Operations	0.72		33.48	(6.80)	0.39	4.58	5.85

Distributions:
Distributions from Net Investment Income	(0.54)		(0.82)	(0.85)	(0.90)	(0.54)	(0.50)
Distributions from Net Realized Gains	–		–	–	–	(0.03)	–
Total Distributions	(0.54)		(0.82)	(0.85)	(0.90)	(0.57)	(0.50)

Net Asset Value, End of Year/Period	$62.66		$62.48	$29.82	$37.47	$37.98	$33.97

Total Return(b)	1.16%		113.92%	(18.43)%	1.10%	13.58%	20.62%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$310,170		$278,023	$61,127	$112,414	$142,440	$125,682

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment
Income/(Loss) to Average Net Assets	1.64	%(c)	1.95%	2.40%	2.13%	1.77%	1.63%
Portfolio Turnover(b)(d)	21%		37%	30%	28%	16%	50%

(a)	Per share data calculated using the average shares method.

(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
44	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended
	October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$27.65		$17.86	$23.56	$26.58	$23.03	$21.20
Income/(loss) from investment operations:
Net Investment Income(a)	0.76		0.75	0.90	1.06	0.70	0.81
Net Realized and Unrealized Gain (Loss) on Investments	0.03		9.86	(5.60)	(2.79)	3.60	1.59
Total from Operations	0.79		10.61	(4.70)	(1.73)	4.30	2.40

Distributions:
Distributions from Net Investment Income	(1.02)		(0.82)	(1.00)	(1.29)	(0.75)	(0.57)
Total Distributions	(1.02)		(0.82)	(1.00)	(1.29)	(0.75)	(0.57)

Net Asset Value, End of Year/Period	$27.42		$27.65	$17.86	$23.56	$26.58	$23.03

Total Return(b)	2.86%		60.72%	(20.47)%	(6.34)%	19.03%	11.93%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$39,759		$30,416	$17,862	$27,095	$46,511	$42,605

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets	5.40	%(c)	3.29%	4.04%	4.32%	2.78%	3.80%
Portfolio Turnover(b)(d)	34%		59%	47%	53%	44%	43%

(a)	Per share data calculated using the average shares method.

(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.

(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	45

Cambria Global Value ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended
	October 31, 2021		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		April 30, 2021	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017
Net Asset Value, Beginning of Year/Period	$22.96		$16.37	$23.37	$26.05	$22.66	$19.29
Income/(loss) from investment operations:
Net Investment Income(a)	0.54		0.53	0.62	0.64	0.56	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.94		6.44	(6.91)	(2.33)	3.34	3.38
Total from Operations	1.48		6.97	(6.29)	(1.69)	3.90	3.88

Distributions:
Distributions from Net Investment Income	(0.50)		(0.38)	(0.71)	(0.61)	(0.51)	(0.51)
Distributions from Net Realized Gains	–		–	–	(0.38)	–	–
Total Distributions	(0.50)		(0.38)	(0.71)	(0.99)	(0.51)	(0.51)

Net Asset Value, End of Year/Period	$23.94		$22.96	$16.37	$23.37	$26.05	$22.66

Total Return(b)	6.51%		43.20%	(27.71)%	(6.24)%	17.42%	20.85%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$129,282		$122,851	$96,587	$158,894	$210,975	$112,190

Ratio of Expenses to Average Net Assets	0.66	%(c)	0.66%	0.65%	0.69%	0.68%	0.68%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.52	%(c)	2.75%	2.84%	2.74%	2.22%	2.48%
Portfolio Turnover(b)(d)	1%		14%	25%	20%	14%	16%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
46	www.cambriafunds.com

Cambria Global Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$29.73		$23.07	$25.09	$27.39	$24.72	$22.78
Income/(loss) from investment operations:
Net Investment Income(a)	0.30		0.29	0.56	0.62	0.42	0.42
Net Realized and Unrealized Gain (Loss) on Investments	0.88		6.69	2.02	(2.33)	2.75	1.95
Total from Operations	1.18		6.98	(1.46)	(1.71)	3.17	2.37

Distributions:
Distributions from Net Investment Income	(0.41)		(0.30)	(0.54)	(0.59)	(0.50)	(0.40)
Return of Capital	–		(0.02)	(0.02)	–	–	(0.03)
Total Distributions	(0.41)		(0.32)	(0.56)	(0.59)	(0.50)	(0.43)

Net Asset Value, End of Year/Period	$30.50		$29.73	$23.07	$25.09	$27.39	$24.72

Total Return(b)	4.00%		30.49%	(6.02)%	(6.23)%	12.97%	10.52%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$62,517		$62,434	$78,449	$129,199	$105,457	$59,328

Ratio of Expenses to Average Net Assets(c)	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income/(Loss) to Average Net Assets(e)	2.01	%(d)	1.13%	2.25%	2.39%	1.57%	1.78%

Portfolio Turnover(b)(f)	27%		115%	251%	204%	50%	106%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	47

Cambria Global Asset Allocation ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$31.55		$24.36	$26.82	$27.38	$25.64	$24.15
Income/(loss) from investment operations:
Net Investment Income(a)	0.52		0.58	0.86	0.75	0.74	0.65
Net Realized and Unrealized Gain (Loss) on Investments	0.27		7.33	(2.36)	(0.53)	1.66	1.51
Total from Operations	0.79		7.91	(1.50)	0.22	2.40	2.16

Distributions:
Distributions from Net Investment Income	(0.60)		(0.72)	(0.85)	(0.77)	(0.66)	(0.67)
Distributions from Net Realized Gains	–		–	(0.11)	(0.01)	–	–
Total Distributions	(0.60)		(0.72)	(0.96)	(0.78)	(0.66)	(0.67)

Net Asset Value, End of Year/Period	$31.74		$31.55	$24.36	$26.82	$27.38	$25.64

Total Return(b)	2.51%		33.00%	(5.87)%	0.91%	9.43%	9.08%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$52,370		$52,061	$49,930	$64,368	$67,073	$37,182

Ratio of Expenses to Average Net Assets(c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income/(Loss) to Average Net Assets(e)	3.27	%(d)	2.07%	3.24%	2.85%	2.72%	2.62%
Portfolio Turnover(b)(f)	0%		20%	9%	2%	30%	9%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Annualized.
(e)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
48	www.cambriafunds.com

Cambria Value and Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021		Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018		Year Ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$23.21		$16.64		$20.83		$25.09		$23.69		$22.69
Income/(loss) from investment operations:
Net Investment Income(a)	0.13		0.14		0.18		0.21		0.24		0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.81		6.63		(4.17)		(4.23)		1.27		1.01
Total from Operations	1.94		6.77		(3.99)		(4.02)		1.51		1.13

Distributions:
Distributions from Net Investment Income	(0.09)		(0.20)		(0.20)		(0.24)		(0.11)		(0.13)
Total Distributions	(0.09)		(0.20)		(0.20)		(0.24)		(0.11)		(0.13)

Net Asset Value, End of Year/Period	$25.06		$23.21		$16.64		$20.83		$25.09		$23.69

Total Return(b)	8.39%		41.05%		(19.32)%		(16.10)%		6.40%		4.98%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$23,811		$18,567		$10,818		$19,790		$32,617		$8,291

Ratio of Expenses to Average Net Assets	0.59	%(c)	0.61	%(d)	0.63	%(e)	0.64	%(f)	0.65	%(g)	0.66	%(h)
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.05	%(c)	0.70%		0.92%		0.86%		1.00%		0.50%
Portfolio Turnover(b)(i)	37%		97%		76%		89%		93%		76%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Annualized.
(d)	Includes broker expense of 0.02%.
(e)	Includes broker expense of 0.04%.
(f)	Includes broker expense of 0.05%.
(g)	Includes broker expense of 0.06%.
(h)	Includes broker expense of 0.07%.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	49

Cambria Global Tail Risk ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021(a)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017
Net Asset Value, Beginning of Year/Period	$23.67		$23.57		$24.83	$27.57	$27.20	$26.99
Income/(loss) from investment operations:
Net Investment Income(b)	0.39		0.94		1.18	1.18	1.39	1.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.83	)(c)	(0.69	)(c)	(1.36)	(2.70)	0.64 (c)	0.14
Total from Operations	(1.44)		0.25		(0.18)	(1.52)	2.03	1.18

Distributions:
Distributions from Net Investment Income	–		–		(0.96)	(1.09)	(1.44)	(0.93)
Distributions from Net Realized Gains	–		–		(0.12)	(0.13)	(0.22)	(0.04)
Return of Capital	–		(0.15)		–	–	–	–
Total Distributions	–		(0.15)		(1.08)	(1.22)	(1.66)	(0.97)

Net Asset Value, End of Year/Period	$22.23		$23.67		$23.57	$24.83	$27.57	$27.20

Total Return(d)	(6.08)%		1.03%		(1.00)%	(5.44)%	7.56%	4.51%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$5,557		$7,102		$22,388	$18,623	$19,299	$9,521

Ratio of Expenses to Average Net Assets	0.59	%(e)	0.59%		0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment
Income/(Loss) to Average Net Assets	3.36	%(e)	3.71%		4.72%	4.69%	4.97%	3.88%
Portfolio Turnover(d)(f)	1%		53%		36%	37%	25%	86%

(a)	Prior to March 15, 2021, the Cambria Global Tail Risk ETF was known as the Cambria Sovereign Bond ETF.
(b)	Per share data calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains of investments for the period because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the fund.
(d)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
50	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$39.13		$24.97	$31.38	$35.83	$29.40	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	1.31		1.27	1.30	1.29	1.01	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(3.16)		14.04	(6.35)	(3.58)	6.40	4.18
Total from Operations	(1.85)		15.31	(5.05)	(2.29)	7.41	4.61

Distributions:
Distributions from Net Investment Income	(1.78)		(1.15)	(1.36)	(1.05)	(0.98)	(0.21)
Distributions from Net Realized Gains	–		–	–	(1.11)	–	–
Total Distributions	(1.78)		(1.15)	(1.36)	(2.16)	(0.98)	(0.21)

Net Asset Value, End of Year/Period	$35.50		$39.13	$24.97	$31.38	$35.83	$29.40

Total Return(c)	(4.88)%		63.04%	(16.89)%	(5.80)%	25.75%	18.57%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$85,201		$62,614	$28,713	$20,395	$30,458	$11,759

Ratio of Expenses to Average Net Assets	0.64	%(d)	0.65%	0.69%	0.66%	0.65%	0.69	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.98	%(d)	4.00%	4.38%	4.09%	2.99%	2.00	%(d)
Portfolio Turnover(c)(e)	27%		29%	81%	115%	26%	33%

(a)	Inception date July 13, 2016.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	51

Cambria Tail Risk ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Period Ended April 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$18.74		$22.65	$19.87	$21.58	$24.74	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.06		0.04	0.27	0.39	0.38	0.02	(a)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)		3.92	2.77	(1.73)	(3.27)	(0.28)
Total from Operations	(0.63)		3.88	3.04	(1.34)	(2.89)	(0.26)

Distributions:
Distributions from Net Investment Income	(0.06)		(0.03)	(0.26)	(0.37)	(0.27)	–
Total Distributions	(0.06)		(0.03)	(0.26)	(0.37)	(0.27)	–

Net Asset Value, End of Year/Period	$18.05		$18.74	$22.65	$19.87	$21.58	$24.74

Total Return(c)	(3.39)%		(17.13)%	15.47%	(6.31)%	(11.74)%	(1.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$328,566		$281,995	$132,488	$37,745	$22,658	$2,474

Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59%	0.59%	0.59%	0.59%	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.59	%(d)	0.18%	1.31%	1.89%	1.66%	1.38	%(d)
Portfolio Turnover(c)(e)	0%		155%	19%	56%	56%	0%

(a)	Inception date April 5, 2017.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
52	www.cambriafunds.com

Cambria Trinity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Year Ended April 30, 2020	Period Ended April 30, 2019(a)
Net Asset Value, Beginning of Year/Period	$27.36		$21.32	$24.22	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.52		0.42	0.65	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0.44		6.07	(2.91)	(0.83)
Total from Operations	0.96		6.49	(2.26)	(0.44)

Distributions:
Distributions from Net Investment Income	(0.44)		(0.45)	(0.62)	(0.34)
Distributions from Net Realized Gains	–		–	(0.02)	–
Total Distributions	(0.44)		(0.45)	(0.64)	(0.34)

Net Asset Value, End of Year/Period	$27.88		$27.36	$21.32	$24.22

Total Return(c)	3.54%		30.81%	(9.57)%	(1.71)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$45,994		$43,778	$37,309	$30,280

Ratio of Expenses to Average Net Assets(d)	0.00	%(e)	0.00%	0.00%	0.00	%(e)
Ratio of Net Investment Income/(Loss) to Average Net Assets(f)	3.70	%(e)	1.77%	2.74%	2.55	%(e)
Portfolio Turnover(c)(g)	10%		50%	88%	0%

(a)	Inception date September 7, 2018.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underling investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	53

Cambria Cannabis ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	Period Ended April 30, 2020(a)
Net Asset Value, Beginning of Year/Period	$18.86		$11.30	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.13		0.47	0.70
Net Realized and Unrealized Gain (Loss) on Investments	(5.32)		7.63	(13.87)
Total from Operations	(5.19)		8.10	(13.17)

Distributions:
Distributions from Net Investment Income	(0.35)		(0.54)	(0.52)
Distributions from Net Realized Gains	–		–	(0.01)
Total Distributions	(0.35)		(0.54)	(0.53)

Net Asset Value, End of Year/Period	$13.32		$18.86	$11.30

Total Return(c)	(27.93)%		73.84%	(53.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$28,646		$38,671	$9,038

Ratio of Expenses to Average Net Assets Including Waivers	0.42	%(d)	0.42%	0.42	%(d)
Ratio of Expenses to Average Net Assets Excluding Waivers	0.59	%(d)	0.59%	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	1.62	%(d)	2.94%	6.20	%(d)
Portfolio Turnover(c)(e)	30%		8%	4%

(a)	Inception date July 24, 2019
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
54	www.cambriafunds.com

Cambria Global Real Estate ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended October 31, 2021 (Unaudited)		Period Ended April 30, 2021(a)
Net Asset Value, Beginning of Year/Period	$31.66		$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	1.07		0.56
Net Realized and Unrealized Gain on Investments	0.53		6.51
Total from Operations	1.60		7.07
Distributions:
Distributions from Net Investment Income	(0.78)		(0.41)
Total Distributions	(0.78)		(0.41)
Net Asset Value, End of Year/Period	$32.48		$31.66

Total Return(c)	5.11%		28.40%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$19,487		$14,245

Ratio of Expenses to Average Net Assets	0.59	%(d)	0.59	%(d)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.62	%(d)	3.19	%(d)
Portfolio Turnover(c)(e)	84%		51%

(a)	Inception date September 23, 2020.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Semi-Annual Report | October 31, 2021	55

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open–end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Global Tail Risk ETF (formerly known as Cambria Sovereign Bond ETF), Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF, Cambria Cannabis ETF and Cambria Global Real Estate ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified and actively managed.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek income and capital appreciation. The Fund inception date is March 11, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund inception date is November 3, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation. The Fund inception date is December 9, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund inception date is September 8, 2015.

The investment objective of the Cambria Global Tail Risk ETF is to seek income and capital appreciation. The Prior to March 15, 2021, the Fund was known as the Cambria Sovereign Bond ETF and its investment objective was to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi–sovereign bonds. The Fund inception date is February 22, 2016. Fund inception date is February 22, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Fund inception date is July 13, 2016.

The investment objective of the Cambria Tail Risk ETF is to seek to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017.

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation. The Fund inception date is September 7, 2018.

The investment objective of the Cambria Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Fund inception date is July 24, 2019.

The investment objective of the Cambria Global Real Estate ETF is to seek income and capital appreciation. The Fund inception date is September 23, 2020.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value ("NAV"). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

56	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third–party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third–party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker–supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third–party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de–listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Semi-Annual Report | October 31, 2021	57

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — Consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2021. The Fund’s investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker for futures contracts on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2021. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF, Cambria Tail Risk ETF, and Cambria Global Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets, (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one–month periods, and (3) the Cambria Global Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of global ex-U.S. equities on a month-by-month basis. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

58	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

The Cambria Tail Risk ETF and Cambria Global Tail Risk ETF had options contracts as of October 31, 2021, as disclosed in the Fund’s Schedule of Investments. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statements of Assets and Liabilities Location*	Fair Value	Statements of Assets and Liabilities Location*	Fair Value
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Unrealized appreciation on futures contracts	N/A	Unrealized depreciation on futures contracts	$255,584
Total		$–		$255,584

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$453,565	Investments, at value	N/A
Total		$453,565		$–

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Investments, at value	$17,559,065	Investments, at value	N/A
Total		$17,559,065		$–

*	Includes cumulative appreciation/depreciation on futures contracts as reported on the Schedules of Investments. Only current day's variation margin for futures contracts are reported within the Statements of Assets and Liabilities.

Risk Exposure	Statements of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Loss on Futures Contracts/ Net change in Unrealized Appreciation on Futures Contracts	(1,129,451)	49,336
Total		$(1,129,451)	$49,336

Cambria Global Tail Risk ETF
Equity Contracts (Purchased Options)	Net realized Loss on Purchased Options/ Net Change in Unrealized Depreciation on Purchased Options	(461,373)	46,654
Total		$(461,373)	$46,654

Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Net realized Loss on Purchased Options/ Net Change in Unrealized Depreciation on Purchased Options	(8,574,213)	(6,783,880)
Total		$(8,574,213)	$(6,783,880)

The average purchased option contracts’ notional amount during the period ended October 31, 2021 for Cambria Global Tail Risk ETF is $15,287,118, and for Cambria Tail Risk ETF is $441,771,333.

Semi-Annual Report | October 31, 2021	59

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub–chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more–likely–than–not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more–likely–than–not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current year. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on–going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex–dividend date and is recorded as dividend income in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex–dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex–dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends and foreign capital gains tax have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex–dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker–dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

60	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year/period ended October 31, 2021:

	Creation Unit Shares	Creation Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$3,133,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,500	1,371,000	2,500	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,197,000	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,525,000	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,587,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,253,000	700	None
Cambria Global Tail Risk ETF	50,000	1,500	1,111,500	1,500	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,775,000	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	902,500	500	None
Cambria Trinity ETF	50,000	250	1,394,000	250	None
Cambria Cannabis ETF	50,000	500	666,000	500	Up to 2.0%
Cambria Global Real Estate ETF	50,000	1,500	1,624,000	1,500	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in–kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark–to–market value of the missing Deposit Securities. Amounts are disclosed as segregated cash balances with authorized participants for deposit securities and Payable for collateral upon return of deposit securities on the Statements of Assets and Liabilities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2021, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement. See Note 9 for offsetting related to securities lending.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b–1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b–1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Semi-Annual Report | October 31, 2021	61

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Cambria Cannabis ETF has agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2022, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser.

Additionally, the Investment Adviser earned $95,928 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Value and Momentum ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, and Cambria Global Tail Risk ETF.

Administrator, Custodian and Transfer Agent — ALPS Fund Services, Inc. (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — ALPS Distributors Inc., an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b–1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution–related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Funds during and as of the year/period ended October 31, 2021 are officers/employees of the Investment Adviser, the Administrator, or ALPS Distributors Inc.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2021, the purchases and sales of investments in securities, excluding in–kind transactions, long–term U.S. Government and short–term securities, were:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Cambria Shareholder Yield ETF	$64,225,093	$61,969,635
Cambria Foreign Shareholder Yield ETF	11,678,901	13,111,596
Cambria Global Value ETF	1,062,349	3,701,826
Cambria Global Momentum ETF	16,699,661	16,710,948
Cambria Global Asset Allocation ETF	–	–
Cambria Value and Momentum ETF	7,538,445	8,226,484
Cambria Global Tail Risk ETF	68,441	814,819
Cambria Emerging Shareholder Yield ETF	35,841,370	19,310,304
Cambria Tail Risk ETF	–	–
Cambria Trinity ETF	4,458,414	4,519,163
Cambria Cannabis ETF	8,168,701	8,816,922
Cambria Global Real Estate ETF	11,855,456	11,710,700

For the period ended October 31, 2021, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $86,323,779, and $57,791,546, respectively.

62	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

For the period ended October 31, 2021, in–kind transactions associated with creations and redemptions were:

Fund	Purchases of Securities	Proceeds from Sales of Securities	Net Realized Gain/(Loss)
Cambria Shareholder Yield ETF	$117,230,821	$82,024,545	$17,297,342
Cambria Foreign Shareholder Yield ETF	10,647,447	1,341,943	317,143
Cambria Global Value ETF	2,168,661	1,026,960	262,248
Cambria Global Momentum ETF	1,532,407	2,934,835	543,887
Cambria Global Asset Allocation ETF	1,571,503	1,544,058	288,702
Cambria Value and Momentum ETF	5,795,212	2,161,829	687,305
Cambria Emerging Shareholder Yield ETF	11,002,317	–	–
Cambria Tail Risk ETF	22,200,974	17,623,356	283,536
Cambria Trinity ETF	1,406,743	–	–
Cambria Cannabis ETF	1,515,151	–	–
Cambria Global Real Estate ETF	7,892,816	3,110,255	367,507

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cannabis Industry Risk — Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. The Cambria Cannabis ETF invests in publicly–traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis–related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

Cash Redemption Risk — A Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in–kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in–kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in–kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Commodity Investing Risk. Investing in commodity–related companies may subject a Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.

Currency Strategies Risk. Currency exchange rates may fluctuate significantly over short periods of time and can be unpredictably affected by political developments or government intervention. Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments.

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber–attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial–of–service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third–party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber–attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Semi-Annual Report | October 31, 2021	63

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, a Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” (or repay) the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by a Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

64	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Geographic Investment Risk – To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Hedging Risk – Options used by a Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that a Fund’s put option strategy will be effective. It may expose a Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested, directly or indirectly, in U.S. government bonds and ex-U.S. sovereign bonds. Further, the put option strategy may not fully protect a Fund against declines in the value of its portfolio securities.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Inflation-Protected Security Risk — Inflation-protected securities, such as Treasury inflation-protected securities (TIPS), provide protection against inflation. Inflation-protected securities typically decrease in value when real interest rates rise and increase in value when real interest rates fall.

Interest Rate Risk — The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

International Closed-Market Trading Risk — Because a Fund’s investments may be traded in markets that are closed when the Exchange is open, there are likely to be deviations between the current pricing of an underlying investment and stale investment pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Investment Risk — An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk — A Fund may purchase options and fixed income securities that may be less liquid than other types of investments. The options and fixed income securities purchased by a Fund may not always be liquid. This could have a negative effect on a Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk — The Funds are all actively managed and use proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that a Fund will achieve its investment objective. This could result in a Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk — Turbulence in the financial markets, reduced liquidity in the equity markets, and/or the advent of certain economic or political events, including global events such as war, acts of terrorism or a public health crisis, may negatively affect issuers, which could have an adverse effect on certain Fund holdings. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on certain Fund holdings. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long–term prospects.

Market Risk of Recent Events — The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments.

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over–the–counter options transaction.

Semi-Annual Report | October 31, 2021	65

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Premium-Discount Risk — The shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (unlike shares of closed–end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Portfolio Turnover Risk — Because the Cambria Tail Risk ETF and Cambria Global Tail Risk ETF “turn over” their put options every month, the Funds will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause a Fund’s performance to be less than you expect. While the turnover of the put options is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Cambria Tail Risk ETF and Cambria Global Tail Risk ETF is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). Other Funds' strategies may also result in high portfolio turnover rates.

Real Estate Investments Risk — The Cambria Global Real Estate ETF's investments are concentrated in real estate-related industries, and the Fund may be susceptible to loss due to adverse occurrences affecting these industries. Investments in real estate are subject to certain risks, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The availability of mortgages and changes in interest rates may also affect real estate values.

Real Estate Investment Trust "REIT" Risk. In addition to the risks associated with the direct ownership of real estate and real estate–related securities, REITs are subject to additional risks, including those related to adverse governmental actions, and the performance of a REIT may be affected by its failure to qualify for tax–free pass through of income or its failure to maintain exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self–liquidations. As a result, investments in REITs may be volatile. REITs also have their own fees and expenses, and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk — Investors buying or selling shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Sector Risk — To the extent that a Fund invests a significant portion of its assets in a particular sector, the Fund may be susceptible to loss due to adverse occurrences affecting that sector.

Consumer Staples Sector Risk. The consumer staples sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

Financial Services Sector Risk. Performance of companies in the financial services sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

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Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

Health Care Sector Risk. The health care sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third–party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in kind transactions and net operating loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

For tax purposes, short–term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period April 30, 2021, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cambria Shareholder Yield ETF	$1,860,874	$–	$–
Cambria Foreign Shareholder Yield ETF	817,590	–	–
Cambria Global Value ETF	2,069,920	–	–
Cambria Global Momentum ETF	736,098	–	62,066
Cambria Global Asset Allocation ETF	1,293,079	–	–
Cambria Value and Momentum ETF	129,877	–	–
Cambria Global Tail Risk ETF	–	–	137,642
Cambria Emerging Shareholder Yield ETF	1,434,973	–	–
Cambria Tail Risk ETF	505,834	–	–
Cambria Trinity ETF	727,809	–	–
Cambria Cannabis ETF	614,512	–	–
Cambria Global Real Estate ETF	156,757	–	–

Semi-Annual Report | October 31, 2021	67

Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2021, were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)*	Cost of Investments for Income Tax Purposes
Cambria Shareholder Yield ETF	$29,958,379	$(17,792,703)	$12,165,676	$311,789,824
Cambria Foreign Shareholder Yield ETF	3,889,567	(1,997,825)	1,891,742	36,311,489
Cambria Global Value ETF	27,477,329	(18,000,912)	9,476,417	115,513,210
Cambria Global Momentum ETF	10,766,539	(136,161)	10,630,378	58,085,786
Cambria Global Asset Allocation ETF	7,592,371	(704,047)	6,888,324	50,412,034
Cambria Value and Momentum ETF	5,138,955	(946,480)	4,192,475	9,991,165
Cambria Global Tail Risk ETF	33,479	(916,767)	(883,288)	6,579,243
Cambria Emerging Shareholder Yield ETF	11,261,882	(5,835,318)	5,426,564	78,327,069
Cambria Tail Risk ETF	(6,820,375)	(22,757,309)	(29,577,684)	351,152,038
Cambria Trinity ETF	5,793,013	(369,363)	5,423,650	42,159,445
Cambria Cannabis ETF	3,122,984	(12,351,879)	(9,228,895)	43,371,984
Cambria Global Real Estate ETF	1,401,160	(643,518)	757,642	18,517,701

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending of each applicable Fund is invested in Fidelity Investments Money Market Treasury Portfolio Institutional Class and is presented on the Schedules of Investments.

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

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Cambria ETF Trust	Notes to Financial Statements
October 31, 2021 (Unaudited)

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight and continuous maturities and non-cash collateral, if any, which would be subject to offset as of October 31, 2021:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$25,957,095	$25,957,095	$–
Cambria Foreign Shareholder Yield ETF	394,349	394,349	–
Cambria Global Value ETF	1,861,750	1,861,750	–
Cambria Global Momentum ETF	6,382,163	6,382,163	–
Cambria Global Asset Allocation ETF	5,209,068	5,209,068	–
Cambria Value And Momentum ETF	724,728	724,728	–
Cambria Global Tail Risk ETF	295,941	295,941	–
Cambria Emerging Shareholder Yield ETF	985,824	985,824	–
Cambria Trinity ETF	2,224,057	2,224,057	–
Cambria Cannabis ETF	5,624,903	5,624,903	–
Cambria Global Real Estate ETF	302,525	302,525	–

(1)	Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at October 31, 2021 are shown in each Fund’s Schedule of Investments.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of these financial statements and has determined that there are no subsequent events that require adjustment to, or disclosure in, the financial statements.

Semi-Annual Report | October 31, 2021	69

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management and brokerage fees. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2021 to October 31, 2021).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value		Expenses Paid During period May 1, 2021 -
	May 1, 2021	October 31, 2021	Expense Ratio (a)	October 31, 2021(b)
Cambria Shareholder Yield ETF
Actual	$1,000.00	$1,011.60	0.59%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Foreign Shareholder Yield ETF
Actual	$1,000.00	$1,028.60	0.59%	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Global Value ETF
Actual	$1,000.00	$1,065.10	0.66%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36

Cambria Global Momentum ETF
Actual	$1,000.00	$1,040.00	0.59%	$3.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

70	www.cambriafunds.com

Cambria ETF Trust	Disclosure of Fund Expenses
October 31, 2021 (Unaudited)

	Beginning Account Value	Ending Account Value		Expenses Paid During period May 1, 2021 –
	May 1, 2021	October 31, 2021	Expense Ratio(a)	October 31, 2021(b)
Cambria Global Asset Allocation ETF
Actual	$1,000.00	$1,025.10	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Value and Momentum ETF
Actual	$1,000.00	$1,083.90	0.59%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Global Tail Risk ETF
Actual	$1,000.00	$939.20	0.59%	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Emerging Shareholder Yield ETF
Actual	$1,000.00	$951.20	0.64%	$3.15
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	0.64%	$3.26

Cambria Tail Risk ETF
Actual	$1,000.00	$966.10	0.59%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

Cambria Trinity ETF
Actual	$1,000.00	$1,035.40	–%	$–
Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	–%	$–

Cambria Cannabis ETF
Actual	$1,000.00	$720.70	0.42%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	0.42%	$2.14

Cambria Global Real Estate ETF
Actual	$1,000.00	$1,051.10	0.59%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

Semi-Annual Report | October 31, 2021	71

Cambria ETF Trust	Supplemental Information
October 31, 2021 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price	Market Price,
	One Year Total Return	End of Period
Cambria Shareholder Yield ETF	83.73%	$62.66
Cambria Foreign Shareholder Yield ETF	47.91%	27.65
Cambria Global Value ETF	55.37%	24.06
Cambria Global Momentum ETF	31.75%	30.48
Cambria Global Asset Allocation ETF	25.17%	31.96
Cambria Value and Momentum ETF	45.58%	25.14
Cambria Global Tail Risk ETF	-8.96%	22.26
Cambria Emerging Shareholder Yield ETF	34.39%	35.71
Cambria Tail Risk ETF	-15.79%	18.04
Cambria Trinity ETF	29.70%	27.94
Cambria Cannabis ETF	26.02%	13.40
Cambria Global Real Estate ETF	36.07%	32.59

FUND PROXY VOTING POLICIES & PROCEDURES

The Funds’ policies and procedures used to determine how to vote proxies relating to portfolio securities are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12–month period ended June 30, is also available without charge and upon request, by calling 855–ETF–INFO (383–4636) or accessing the Trust’s Forms N–PX on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

Quarterly holdings as of the first and third fiscal quarters are available on the Funds’ website at www.cambriafunds.com. The Funds file complete schedules of their portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT. Copies of the Funds’ Form N-PORT reports are available, without charge and upon request, by calling 855–ETF–INFO (383–4636). This information is also available on the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters since that year end (or the life of the Fund, if shorter) are available on the Funds’ website at www.cambriafunds.com.

72	www.cambriafunds.com

Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

ALPS Distributors Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

342 N Water St Suite 830

Milwaukee, WI 53202

This information must be preceded or accompanied by a current prospectus.

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(a)(3)	None.

(a)(4)	None.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Cambria ETF Trust

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)	/s/ Mebane Faber
Mebane Faber
President

Date:	January 7, 2022

By:	(Signature and Title)	/s/ Ryan Johanson
Ryan Johanson
Principal Financial Officer

Date:	January 7, 2022